UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

Pre-Effective Amendment No.   1                                         [X]
                             ---

Post-Effective Amendment No. ___                                        [_]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]

Amendment No. 1                                                         [X]



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                 PREMIER FUNDS File Nos. 333-73104 and 811-10571
               (Exact name of registrant as specified in charter)


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                      480 North Magnolia Avenue, Suite 103,
                           El Cajon, California 92020
                    (Address of principal executive offices)


                   Registrant's Telephone Number: 619-588-9700


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             Ross C. Provence, 480 North Magnolia Avenue, Suite 103,
           El Cajon, CA 92020 (Name and address of agent for service)

                       With copy to: Donald S. Mendelsohn,
                                Thompson Hine LLP
           312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202-4089


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Approximate date of proposed public offering:  As soon as practicable  after the effective date of the Registration Statement.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


[Outside front cover]


Prospectus


January 1, 2002


Blue Chip Investor Fund


For Investors Seeking Long-Term Growth of Capital


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.


Blue Chip Investor Fund
575 Anton Boulevard, Suite 510
Costa Mesa, California 92626

TABLE OF CONTENTS

The Fund                                                                    4

The Objective of the Fund                                                   4

The Principal Investment Strategies and Policies of the Fund                4

The Investment Selection Process Used by the Fund                           5

The Principal Risks of Investing in the Fund                                6

Who Should Invest                                                           8

Performance History                                                         8

Costs of Investing in the Fund                                              8

Expense Example                                                             9

Additional Investment Strategies and Risk Considerations                    9

Who Manages the Fund                                                        10

The Investment Adviser                                                      10

How to Buy and Sell Shares                                                  11

Pricing of Fund Shares                                                      11

Investing in the Fund                                                       12

Minimum Investments                                                         12

Types of Account Ownership                                                  12

Instructions For Opening and Adding to an Account                           13

Telephone and Wire Transactions                                             14

Tax-Deferred Plans                                                          16

Types of Tax-Deferred Accounts                                              17

Automatic Investment Plans                                                  17

Instructions For Selling Fund Shares                                        18

Additional Redemption Information                                           19

Shareholder Communications                                                  21

Dividends and Distributions                                                 21

Taxes                                                                       22

Privacy Policy                                                              23

Board of Trustees                                                           24

Other Fund Service Providers                                                24

Where To Go For Information                                                 25

Prospectus 2

YOUR GUIDE
TO THE PROSPECTUS


This Prospectus is designed to help you make an informed decision about whether investing in the Blue Chip Investor Fund is appropriate for you. Please read it carefully before investing and keep it on file for future reference. To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Fund, Who Manages the Fund and How to Buy and Sell Shares. Each section is organized to help you quickly identify the information that you are looking for. The first section, The Fund, tells you four important things about the Fund that you should know before you invest:


*    The Fund's investment objective - what the Fund is trying to achieve.


* The principal investment strategies of the Fund - how the Fund tries to meet its investment objective.


* The Fund's method of selecting investments - how the Fund chooses its primary investments.


* Risks you should be aware of - the principal risks of investing in the Fund.


The other sections of the Prospectus - Who Manages the Fund and How to Buy and Sell Shares - provide you with information about the Fund's management, the services and privileges available to you, how we price shares of the Fund and how to buy and sell shares of the Fund.


Prospectus 3

THE FUND


THE OBJECTIVE OF THE FUND


o    The Blue Chip Investor Fund seeks long-term growth of capital.


THE PRINCIPAL INVESTMENT STRATEGIES AND POLICIES OF THE FUND


o The Fund invests primarily in the common stocks of industry-dominant companies whose earnings have demonstrated superior growth.


o The Fund's Adviser considers, among other things, balance sheet strength, cash flow and return on equity.


o The Fund normally focuses its investments in a core of less than 25 companies, and certain sectors are likely to be overweighted compared to others.


o The Fund invests in medium to large capitalization companies. The average market capitalization of holdings is usually larger than $5 billion.


THE FUND


o The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.


[Side  panel:  THE  FUND'S  daily  share  price  can be found  at the Blue  Chip
Investor's   Website  at   http://www.bluechipinvestorfund.com   or  by  calling
1-877-59-FUNDS.]


[Side panel: THE FUND'S OBJECTIVE may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund's objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]


[Side panel: COMMON STOCK represents ownership of a business.]


[Side panel: MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. A company's market capitalization is computed by multiplying the current share price by the total number of shares outstanding.]


Prospectus 4

o    The Fund may borrow money to make additional portfolio investments.


o When investment opportunities are limited, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market funds and money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks.


THE INVESTMENT SELECTION PROCESS USED BY THE FUND


Check Capital Management Inc., the Fund's investment adviser, follows a value-oriented investment strategy to find growth companies trading at undervalued prices. This investment technique applies a value approach to growth companies.


The Adviser uses several approaches in analyzing the economic value of stocks, but considers the primary determinant of value to be a company's ability to generate growth of earnings. The Adviser considers whether a stock is trading below estimates of intrinsic value, or worth, of the business. Based upon the intrinsic value, a purchase price is determined. The Adviser believes the stock market, with its inherent volatility, irrationally underprices companies on a periodic basis. The Adviser attempts to take advantage of such opportunities and purchase stocks of proven growth companies at undervalued prices.


[Side panel: MUTUAL FUNDS GENERALLY emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects. The growth prospects of a business are a component in determining its intrinsic value. The Fund combines elements of both investment styles since it usually owns stock of faster-than-average growth companies, but at prices below calculated intrinsic values.]


[Side panel: ALL MUTUAL FUNDS must elect to be "diversified" or "non-diversified." As a non-diversified portfolio, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund's total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities.]


Prospectus 5

THE PRINCIPAL RISKS OF INVESTING IN THE FUND


RISKS IN GENERAL


Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is the risk these and other factors may adversely affect the Fund's performance. You could lose money investing in the Fund. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.


RISKS OF INVESTING IN COMMON STOCKS


The Blue Chip Investor Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.


[Side panel: FUNDAMENTAL VS. TECHNICAL ANALYSIS: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is "fundamental analysis" which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis" which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser uses only fundamental analysis in selecting portfolio securities for the Fund.]


Prospectus 6

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.


RISKS OF MEDIUM SIZED COMPANIES


To the extent the Fund invests in the stocks of medium sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Medium sized companies may have limited markets, product lines or financial resources and may lack management experience.


RISK OF NON-DIVERSIFICATION


The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified". Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.


SECTOR RISK


Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which the Fund may be overweighted will vary.


BORROWING RISK


The Fund may borrow money in an amount not exceeding 33.3% of the Fund's total assets. Borrowing magnifies the potential for gain or loss of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage.


MANAGEMENT RISK


The Adviser's strategy may fail to produce the intended results. Additionally, the Fund has no operating history and the Fund's Adviser has no significant prior experience managing the assets of a mutual fund.


Prospectus 7

WHO SHOULD INVEST


The Fund may be suitable for you if:


o    You are seeking long-term growth of capital - at least four years.


o    You can tolerate risks associated with common stock investments.


o    You are not looking for current income.


o You are seeking a fund that emphasizes investments in a focused group of common stocks.


PERFORMANCE HISTORY


Although past performance in a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in a the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operations as of the date of this prospectus.


COSTS OF INVESTING IN THE FUND


The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Blue Chip Investor Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.


[Side panel: The Fund is a no-load fund, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.]

SHAREHOLDER FEES                                                     The Fund

(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases                               None
Deferred Sales Charge (Load)                                           None
Sales Charge (Load) Imposed on Reinvested Dividends                    None
Exchange Fee                                                           None
Redemption Fee                                                         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                        1.00%
12b-1 Distribution Fees                                                None
Other Expense                                                          1.00%
Total Annual Fund Operating Expenses                                   2.00%
Fee Waiver/Expense Reimbursement(a)                                    2.00%
Net Annual Fund Operating Expenses                                     0.00%


     (a) The Adviser has agreed to waive all management fees and reimburse all expenses to maintain total annual operating expenses of the Fund at 0.00% of its average daily net assets through December 31, 2002. For calendar years 2003 and 2004, the adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund at 1.50% of its average daily net assets.



Prospectus 8

EXPENSE EXAMPLE


The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year (except the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     [Side panel: UNDERSTANDING EXPENSES: Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services. These expenses are paid from the Fund's assets in the form of management fees and service fees. Their effect is already factored into the Fund's daily share price and returns.]

                                        One Year                  Three Years
Your costs:
Blue Chip Investor Fund                   $ 0                        $321


ADDITIONAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS


COVERED CALL OPTIONS


When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the exercise price) any time up to a certain date in the future (known as the expiration date). If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price. The option is "covered" because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional income to the Fund. The selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options will also limit the Fund's gain, if any, on the underlying securities.


SHORT SALES


The Fund may sell stocks short. In a short sale, the Fund sells stock it does not own and makes delivery with securities borrowed from a broker. The Fund then becomes obligated to replace the borrowed security by purchasing the stock at the market price prior to the time of replacement. This price may be more or less than the price at which the stock was sold by the Fund. Until the stock is replaced, the Fund is obligated to pay


Prospectus 9
to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the Fund may be required to pay a premium that would increase the cost of the stock sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


The Adviser may use short selling in connection with the Fund's merger arbitrage investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. Short sales will be made with the intention of later closing out ("covering") the short position with securities of the acquiring company received upon completion of the acquisition. The Fund will be at risk if the acquisition is not completed.


WHO MANAGES THE FUND


THE INVESTMENT ADVISER


Check Capital Management Inc. is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees. The Fund's investment portfolio is managed on a day-to-day basis by Steven Check. Mr. Check has been the president and chief investment officer of Check Capital Management Inc. since its inception.


Check Capital Management Inc. was organized in 1987 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations. The address of Check Capital Management Inc. is 575 Anton Boulevard, Suite 570, Costa Mesa, CA 92626.


Check Capital Management Inc. manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. The Adviser receives an annual investment management fee of 1.00% of the average daily net assets of the Fund.


Prospectus 10

HOW TO BUY AND SELL SHARES


PRICING OF FUND SHARES


The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:


                             Total Assets - Liabilities
Net Asset Value =       ------------------------------------
                            Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.


Prospectus 11

INVESTING IN THE FUND


You may purchase shares directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application. (To establish an IRA, complete an IRA Application.) To request an application, call toll-free 1-877-59-FUNDS or visit our website at www.bluechipinvestorfund.com to download an application. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.


MINIMUM INVESTMENTS

                                          Initial            Additional
Regular Account                           $5,000               $100
Automatic Investment Plan                 $5,000               $100*
IRA Account                               $1,000               $100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.


[Side  panel:  INVESTMENTS  MADE  THROUGH  BROKERAGE  FIRMS OR  OTHER  FINANCIAL
INSTITUTIONS: If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]


All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the
Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. Your investment in


Prospectus 12
the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.


TYPES OF ACCOUNT OWNERSHIP


You can establish the following types of accounts by completing a Shareholder Account Application:


o    INDIVIDUAL OR JOINT OWNERSHIP
Individual accounts are owned by one person. Joint accounts have two or more owners.


o    A GIFT OR TRANSFER TO MINOR (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.


o    TRUST
An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.


o    BUSINESS ACCOUNTS
Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.


o    IRA ACCOUNTS
See "Tax-Deferred Plans" on page 16.


Prospectus 13

INSTRUCTIONS FOR OPENING AND ADDING TO AN ACCOUNT

TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT

BY MAIL                                    BY MAIL

Complete and sign the Shareholder          Complete the investment slip that is
Application or an IRA Application          included with your account statement,
                                           and write your account number on your
                                           check.  If you no longer have your
Make your check payable to Blue Chip       investment slip, please reference
Investor Fund                              address on your check.
* For IRA accounts, please specify
your name, account number, and the
year for which the contribution is
made.

MAIL YOUR APPLICATION AND CHECK TO:        MAIL THE SLIP AND THE CHECK TO:

Blue Chip Investor Fund                    Blue Chip Investor Fund
c/o Mutual Shareholder Services            c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C             8869 Brecksville Road, Suite C
Brecksville, Ohio 44141                    Brecksville, Ohio 44141

BY OVERNIGHT COURIER, SEND TO:

Blue Chip Investor Fund
c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C
Brecksville, Ohio 44141

Prospectus 14

TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT
BY WIRE                                    BY WIRE

Call 1-877-59-FUNDS for instructions       Send your investment to The Firstar
and obtain an investor account number      Bank by following the instructions
or an IRA account number prior to          listed in the column to the left.
wiring to the Fund.

Send your investment to Custodial Trust Co. with these instructions:


o        Custodial Trust Co.
o        ABA#: 031207526
o        Attn: Blue Chip Investor Fund
o        DDA#: 114-80090-10
o        Account Name (shareholder name)
         Include Social Security Number or Tax ID
o        Shareholder Account Number


TELEPHONE AND WIRE TRANSACTIONS


With respect to all transactions made by telephone, the Fund and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund's Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.


Prospectus 15

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.


Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

TAX-DEFERRED PLANS


If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.


Custodial Trust Co., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.


Prospectus 16

PURCHASES IN KIND

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Fund's adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities and other factors which the Fund's adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's net asset value.


TYPES OF TAX-DEFERRED ACCOUNTS


o        TRADITIONAL IRA
An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.


o        ROTH IRA
An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.


o        SPOUSAL IRA
An IRA funded by a working spouse in the name of a non-earning spouse.


o        SEP-IRA
An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.


o        KEOGH OR PROFIT SHARING PLANS
These  plans  allow   corporations,   partnerships   and   individuals  who  are
self-employed to make tax-deductible contributions of up to $30,000 for each person covered by the plans.


o        403(B) PLANS
An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.


o        401(K) PLANS
Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.


AUTOMATIC INVESTMENT PLANS


By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $2,500 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.


Prospectus 17

FOR INVESTING

AUTOMATIC INVESTMENT PLAN                  PAYROLL DIRECT DEPOSIT PLAN
For making automatic investments           For making automatic investments
from a designated bank account.            from your payroll check.

DIVIDEND REINVESTMENT
All income dividends and capital gains dis-tributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.


INSTRUCTIONS FOR SELLING FUND SHARES


You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.


TO SELL SHARES


BY MAIL


Write a letter of instruction that includes:


o    The names(s) and signature(s) of all account owners.
o    Your account number.
o    The dollar or share amount you want to sell.
o    Where to send the proceeds.
o    If   redeeming   from  your  IRA,   please  note   applicable   withholding
requirements. o Obtain a signature guarantee or other documentation, if required.


Prospectus 18

MAIL YOUR REQUEST TO:                      BY OVERNIGHT COURIER, SEND TO:
Blue Chip Investor Fund                    Blue Chip Investor Fund
c/o Mutual Shareholder Services            c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C             8869 Brecksville Road, Suite C
Brecksville, Ohio 44141                    Brecksville, Ohio 44141

BY TELEPHONE

You will automatically be granted
telephone redemption privileges            You will not be able to redeem by
unless you decline them in writing         telephone and have a check sent to
or indicate on the appropriate             your address of record for a period
section of the account application         of 15 days following an address
that you decline this option.              change.
Otherwise, you may redeem
Fund shares by calling 1-877-59-FUNDS.     o Unless you decline telephone
Redemption proceeds will only be           privileges in writing or on your
mailed to your address of record.          account application, as long as the
                                           Fund takes reasonable measures to
                                           verify the order, you may be
                                           responsible for any fraudulent
                                           telephone order.

* You may only redeem a maximum of $25,000 per day by telephone.


For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.1-877-59-FUNDS.


ADDITIONAL REDEMPTION INFORMATION


Signature Guarantees


Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:


o    If you change ownership on your account.


o If you request the redemption proceeds to be sent to a different address than that registered on the account.


o If the proceeds are to be made payable to someone other than the account's owner(s).


o If a change of address request has been received by the Transfer Agent within the last 15 days.


o    If you wish to redeem $25,000 or more from any shareholder account.


Prospectus 19

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A NOTARY PUBLIC CANNOT PROVIDE SIGNATURE GUARANTEES.


The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-877-59-FUNDS.


CORPORATE, TRUST AND OTHER ACCOUNTS


Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.


ADDRESS CHANGES


To change the address on your account, call the Transfer Agent at 1-877-59-FUNDS or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.


TRANSFER OF OWNERSHIP


In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.


REDEMPTION INITIATED BY THE FUND


Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $5,000. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $5,000 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $5,000 because of market performance. The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.


Prospectus 20

SHAREHOLDER COMMUNICATIONS


ACCOUNT STATEMENTS


Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.


CONFIRMATIONS


Confirmation statements will be sent after each transaction that affects your account balance or account registration.


REGULATORY MAILINGS


Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.


DIVIDENDS AND DISTRIBUTIONS


The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-877-59-FUNDS or send a written notification to:


Blue Chip Investor Fund
c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C
Brecksville, Ohio 44141


[Side panel: WHAT IS A REDEMPTION? A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]


[Side panel: REDEMPTION IN KIND: The Fund intends to make payments for all redemptions in cash, however, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after the redemption.]


Prospectus 21

TAXES


Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.


Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.


Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.


The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.


Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.


[Side panel: WHAT IS A DISTRIBUTION? As a shareholder, you are entitled to your share of the Fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.]


[Side panel: WHEN A FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]


[Side panel: "Buying a Dividend" If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as "buying a dividend". In order to avoid paying unnecessary taxes as a result of the distribution, check the Fund's distribution schedule before you invest.]


Prospectus 22

PRIVACY POLICY


The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.


CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:


o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and


o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).


CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.


CONFIDENTIALITY AND SECURITY. The Fund restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


Prospectus 23

BOARD OF TRUSTEES

George Cossolias, CPA
Allen C. Brown
Ross C. Provence
Jeffrey R. Provence


OTHER SERVICE PROVIDERS


CUSTODIAN
Custodial Trust Co.


FUND ADMINISTRATOR
Premier Fund Solutions Inc.


INDEPENDENT AUDITOR
McCurdy & Associates CPA's, Inc.


INVESTMENT ADVISER
Check Capital Management Inc.


LEGAL COUNSEL
Thompson Hine LLP


TRANSFER AGENT
Mutual Shareholder Services, LLC


Prospectus 24

WHERE TO GO FOR INFORMATION


For shareholder inquiries, please call toll-free in the U.S. at 1-877-59-FUNDS.


You will also find more information about the Fund in the following documents:


STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus. THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS.


1. Call or write for one, and a copy will be sent without charge.


Blue Chip Investor Fund
c/o Mutual Shareholder Services
8869 Brecksville Road, Suite C
Brecksville, Ohio 44141
1-877-59-FUNDS


2. Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.


Public Reference Section of the SEC
Washington D.C. 20549-0102
1-202-942-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address:
publicinfo@sec.gov


3.  Go to the SEC's website (www.sec.gov) and download a text-only version.


BLUE CHIP INVESTOR FUND        SEC file number 811-10571


No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


Prospectus 25


[Outside back cover]


BLUE CHIP INVESTOR FUND
575 Anton Boulevard, Suite 510,
Costa Mesa, California 92626

                                     PART B

                             BLUE CHIP INVESTOR FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 18, 2001

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Blue Chip Investor Fund dated January 1, 2002. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141 or by calling 1-877-59-FUNDS.


TABLE OF CONTENTS                                                       PAGE

DESCRIPTION OF THE TRUST AND THE FUND                                   1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS                                                          2

INVESTMENT LIMITATIONS                                                  6

THE INVESTMENT ADVISER                                                  8

TRUSTEES AND OFFICERS                                                   8

PORTFOLIO TRANSACTIONS AND BROKERAGE                                    10

PRICING OF FUND SHARES                                                  11

INVESTMENT PERFORMANCE                                                  12

CUSTODIAN                                                               13

FUND SERVICES                                                           13

ACCOUNTANTS                                                             14

FINANCIAL STATEMENTS                                                    15

DESCRIPTION OF THE TRUST AND THE FUND

     The Blue Chip Investor Fund (the "Fund") was organized as non-diversified series of Premier Funds (the "Trust") on November 1, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 1, 2001 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Check Capital Management Inc. (the "Adviser").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Prior to the public  offering of the Fund,  Steve Check Family  Trust,  575
Anton Boulevard, Suite 570, Costa Mesa, CA 92626, purchased all of the outstanding shares of the Fund and may be deemed to control the Fund. As the controlling shareholder, Steve Check Family Trust could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that Steve Check Family Trust will no longer control the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares and Sell Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Pricing of Fund Shares" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. Equity Securities. The Fund may invest in equity securities such as Common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     B. Foreign Securities. There is no limitation to investing in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis as described under "The Investment Selection Process Used by the Fund" on page 5. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

     C. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

     D. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     E. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

     With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

     F. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

     G. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

     H. Fixed Income Securities. Under normal market conditions, the Fund may invest in all types of fixed income securities. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

     Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

     I. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

          (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

          (2)  Time  Deposits.   Time  deposits  are   non-negotiable   deposits
maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

          (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     J. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

     K. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     L. Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either:
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written.

Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (The "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not\ preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

     5. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

     The Adviser is Check Capital Management Inc., located at 575 Anton Boulevard, Suite 570, Costa Mesa, CA 92626. As the sole shareholder of the Adviser, Steve Check is regarded to control the Adviser for purposes of the 1940 Act.

     Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund.

     The Adviser retains the right to use the name "Blue Chip Investor" or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Blue Chip Investor" or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution's services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

The trustees and officers of the Trust and their principal business activities during the past five years are:


Name, Position(s) with Trust and Age at December 1, 2001
Principal Occupations(s) during Past Five Years


Allen C. Brown (58)
222 West Madison Avenue
El Cajon, California 92020
Trustee of the Trust


Co-owner of Stebleton & Brown (1994 to current). Estate planning and business attorney (1970 to current).


George Cossolias, CPA (65)
9455 Ridgehaven Court, Suite 101
San Diego, California 92123
Trustee of the Trust

Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current). Management Trustee of San Diego Cement Masons Pension Trust (1985 to current).


Ross C. Provence* (63)
480 North Magnolia Avenue, Suite 103
El Cajon, California 92020
Trustee of the Trust

General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).


Jeffrey R. Provence* (32)
480 North Magnolia Avenue, Suite 103
El Cajon, California 92020
Trustee of the Trust

General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). President of Premier Fund Solutions, Inc. (2001 to current).


Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser are indicated by an asterisk (*).

The following table estimates the trustee's commpensation for the Fund's first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


====================     ====================     ========================
                         Aggregate                Total Compensation from
                         Compensation             the Trust (the Trust is
Name                     From the Trust           not in a Fund Complex)
--------------------------------------------------------------------------
Allen C. Brown               $ 1000                     $ 1000
--------------------------------------------------------------------------
George Cossolias, CPA        $ 1000                     $ 1000
--------------------------------------------------------------------------
Ross C. Provence                  0                          0
--------------------------------------------------------------------------
Jeffrey R. Provence               0                          0
--------------------------------------------------------------------------


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Blue Chip Investor Fund may direct trades to certain brokers.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

     The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

PRICING OF FUND SHARES

     The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical
                                    $1,000 investment made at the beginning
                                    of the applicable period.


The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. As of the date of this SAI the Fund has not been in existence for one year.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Mutual Shareholder Services, LLC. ("MSS"), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services.

     In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

     Premier Fund Solutions, Inc. ("PFS") provides the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS receives a monthly fee from the Adviser equal to an annual rate of 0.07% of the Fund's assets under $200 million, 0.05% of the next $500 million of the Fund's average daily net assets, and 0.03% of the average daily net assets of the Fund thereafter (subject to a minimum monthly fee of $2,000).

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc. has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2002. McCurdy & Associates CPA's, Inc. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS



                              PREMIER FUNDS
                  STATEMENT OF ASSETS AND LIABILITIES
                            DECEMBER 18, 2001


                                                              Blue Chip
                                                            Investor Fund

ASSETS:
  Cash in Bank                                                $100,000
                                                              --------
     Total Assets                                             $100,000
                                                              --------

LIABILITIES                                                   $      0
                                                              --------
     Total Liabilities                                        $      0
                                                              --------

NET ASSETS                                                    $100,000
                                                              --------


NET ASSETS CONSIST OF:
   Capital Paid In                                            $100,000
                                                              --------

OUTSTANDING SHARES                                               1,000

NET ASSET VALUE PER SHARE                                         $100

OFFERING PRICE PER SHARE                                          $100



                          See Accountants' Audit Report

                                  PREMIER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                December 18, 2001


1.   ORGANIZATION

The Blue Chip Investor Fund (the "Fund") was organized as a series of Premier Funds (the "Trust). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 1, 2001. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

The primary investment objective of the Blue Chip Investor Fund is long term growth of capital.

The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 1,000 shares of the Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS

As of December 18, 2001, all of the outstanding shares of the Fund were owned by the Check Family Trust. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Check Capital Management, Inc. serves as investment adviser to the Fund. In this capacity, Check Capital Management, Inc. is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Check Capital Management, Inc. was formed in 1987. The Fund is authorized to pay the adviser an annual fee equal to 1.00% of its average daily net assets. The Adviser has agreed to waive all management fees and reimburse all expenses to maintain total annual operating expenses of the Fund at 0.00% of its average daily net assets through December 31, 2002. For calendar years 2003 and 2004, the adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund at 1.50% of its average daily net assets.

Premier Fund Solutions serves as Administrator under an administrative agreement with the fund. The Administrator receives a fee from the fund equal to 0.007% on the first $200 million; 0.005% on the next $500 million; and 0.003% on the balance of the average daily net assets of the fund, with a minimum monthly fee of $2,000.

Certain trustees and officers of the Premier Funds are also directors and officers of Premier Fund Solutions, Inc.

                                  PREMIER FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                December 18, 2001


3.  CAPITAL STOCK AND DISTRIBUTION

At December 18, 2001 paid in capital amounted to $100,000 for the Fund. Transactions in capital stock were as follows:

                                                    Blue Chip
                                                  Investor Fund

      Shares Sold                                     1,000

      Shares Redeemed                                     0
                                                      -----

      Net Increase                                    1,000
                                                      -----

      Shares Outstanding                              1,000
                                                      -----

4.  OTHER

Expenses incurred in connection with the organization of the Fund and initial offering of shares will be permanently absorbed by Premier Funds Solutions, Inc.

To The Shareholders and Trustees
Premier Funds:

We have audited the accompanying statement of assets and liabilities of Premier Funds (comprised of the Blue Chip Investor Fund) as of December 18, 2001. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 18, 2001, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the respective portfolios constituting the Premier Funds as of December 18, 2001, in conformity with accounting principles generally accepted in the United States of America.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 18, 2001

                                     PART C
                                OTHER INFORMATION


Item 23. Financial Statements and Exhibits.



(a) Articles of Incorporation. Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.


(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.



(c) Instruments Defining Rights of Security Holder. None.



(d) Investment Advisory Contracts. Copy of Registrant's Management Agreement is included as Exhibit D.



(e) Underwriting Contracts. None.


(f) Bonus or Profit Sharing Contracts. None.



(g) Custodial Agreement. Copy of Registrant's Custodial Agreement is included as Exhibit G.



(h) Other Material Contracts.
Accounting Services Agreement (h.1). Copy of Registrant's Accounting Services Agreement is included as Exhibit H.1.
Administration Agreement (h.2). Copy of Registrant's Administration Agreement is included as Exhibit H.2.


(i) Legal  Opinion.  Opinion  and  consent of  Thompson  Hine LLP is included as
Exhibit I.


(j) Other Opinions. Consent of McCurdy & Associates CPA's is included as Exhibit J.


(k) Omitted Financial Statements. None.



(l) Initial Capital Agreements. - Copy of Registrant's Subscription Agreement between the Trust and the Investor is included as Exhibit L.



(m) Rule 12b-1 Plan. None.


(n) Rule 18f-3 Plan. None.

(o) Reserved.



(p) Code of Ethics.  Copy of Registrant's Code of Ethics is included as
Exhibit P.

(q) Powers of Attorney. Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant, and a Certificate with respect thereto are included as Exhibit Q.

Item 24. Control Persons. As of December 18, 2001, the Steve Check Family Trust owned all of the outstanding shares of the Blue Chip Investor Fund. As a Trustee of the Steve Check Family Trust, and the sole shareholder of Check Capital Management, Inc. Steve Check may be deemed to control both such entities.



Item 25. Indemnification.


Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

(a) Check Capital Management Inc., 575 Anton Boulevard, Suite 570, Costa Mesa, CA 92626 ("Check Capital Management") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.


(b) The following list sets forth other substantial business activities of the directors and officers of Check Capital Management during the past two years - None.


Item 27. Principal Underwriter. None.


Item 28. Location of Accounts and Records.



All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Registrant at 480 North Magnolia Ave. Suite 103, El Cajon, CA 92020 and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Custodial Trust Co., 101 Carnegie Center, Princeton, New Jersey 08540.



Item 29. Management Services. Not applicable.


Item 30. Undertakings. None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 20 day of December, 2001.


                                                     PREMIER FUNDS


By:  /s/ Ross C. Provence
Ross C. Provence, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature                                Title                       Date

/s/ Ross C. Provence
Ross C. Provence                        Trustee                    12/20/01
                                       President                  ----------


/s/ Jeffrey R. Provence
Jeffrey R. Provence                                                12/20/01
                                                                  ----------
                                        Trustee
                                  Secretary, Treasurer

Allen C. Brown*
                                                                  ----------
                                        Trustee


George Cossolias*
                                                                  ----------
                                        Trustee

* By: /s/ Jeffrey R. Provence
  ---------------------------
    Jeffrey R. Provence, Attorney-In-Fact

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 - PREMIER FUNDS

                                                             EXHIBIT INDEX

1. Investment Advisory Contracts................................EX-99.23.d
2. Custodial Agreement..........................................EX-99.23.g
3. Accounting Services Agreement................................EX-99.23.h.1
4. Administration Agreement.....................................EX-99.23.h.2
5. Legal Opinion (Thompson Hine LLP)............................EX-99.23.i
6. Consent of Accountants (McCurdy & Associates CPA's, Inc.)....EX-99.23.j
7. Initial Capital Agreements...................................EX-99.23.l
8. Code of Ethics...............................................EX-99.23.p
9. Powers of Attorney...........................................EX-99.23.q

                                    EXHIBIT D

                              MANAGEMENT AGREEMENT


TO:      Check Capital Management Inc.
         575 Anton Boulevard, Suite 570
         Costa Mesa, CA 92626-7169

Dear Sirs:

     Premier Funds (the "Trust") herewith confirms our agreement with you.

     The Trust has been organized to engage in the business of an investment company. The Trust currently offers one series of shares to investors, called the Blue Chip Investor Fund (the "Fund").

     You have been selected to act as the sole investment adviser of the Fund and to provide certain other services, as more fully set forth below, and you are willing to act as such investment adviser and to perform such services under the terms and conditions hereinafter set forth. Accordingly, the Trust agrees with you as follows effective upon the date of the execution of this Agreement.

         1.       ADVISORY SERVICES

     You will regularly provide the Fund with such investment advice as you in your discretion deem advisable and will furnish a continuous investment program for the Fund consistent with the Fund's investment objectives and policies. You will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.

         2.       ALLOCATION OF CHARGES AND EXPENSES

     You will pay the compensation and expenses of any persons rendering any services to the Fund who are directors, officers, employees or stockholders of your corporation and will make available, without expense to the Fund, the services of such of your employees as may duly be elected trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. The compensation and expenses of any trustees, officers and employees of the Trust who are not directors, officers, employees or stockholders of your corporation will be paid by the Fund.

     The Fund will be responsible for the payment of all operating expenses of the Fund, including the compensation and expenses of any employees of the Fund and of any other persons rendering any services to the Fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws, including expenses incurred by the Fund in connection with the organization and initial registration of shares of the Fund; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator (including fees and expenses payable to you under the Services Agreement between you and the Trust ), accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders' meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund's shares (including expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the Act, as amended); and all other operating expenses not specifically assumed by you. The Fund will also pay all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's Trustees and officers with respect thereto.


     You may obtain reimbursement from the Fund, at such time or times as you may determine in your sole discretion, for any of the expenses advanced by you, which the Fund is obligated to pay, and such reimbursement shall not be considered to be part of your compensation pursuant to this Agreement.


         3.       COMPENSATION OF THE ADVISER

     For all of the services to be rendered and payments to be made as provided in this Agreement, as of the last business day of each month, the Fund will pay you a fee at the annual rate of 1.00% of the average value of its daily net assets.

     The average value of the daily net assets of the Fund shall be determined pursuant to the applicable provisions of the Agreement and Declaration of Trust or a resolution of the Board of Trustees, if required. If, pursuant to such provisions, the determination of net asset value of the Fund is suspended for any particular business day, then for the purposes of this paragraph, the value of the net assets of the Fund as last determined shall be deemed to be the value of the net assets as of the close of the business day, or as of such other time as the value of the Fund's net assets may lawfully be determined, on that day. If the determination of the net asset value of the Fund has been suspended for a period including such month, your compensation payable at the end of such month shall be computed on the basis of the value of the net assets of the Fund as last determined (whether during or prior to such month).

         4.       EXECUTION OF PURCHASE AND SALE ORDERS

     In connection with purchases or sales of portfolio securities for the account of the Fund, it is understood that you will arrange for the placing of all orders for the purchase and sale of portfolio securities for the account with brokers or dealers selected by you, subject to review of this selection by the Board of Trustees from time to time. You will be responsible for the negotiation and the allocation of principal business and portfolio brokerage. In the selection of such brokers or dealers and the placing of such orders, you are directed at all times to seek for the Fund the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.

     You should generally seek favorable prices and commission rates that are reasonable in relation to the benefits received. In seeking best qualitative execution, you are authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which you exercise investment discretion. You are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a Fund portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if you determine in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker or dealer. The determination may be viewed in terms of either a particular transaction or your overall responsibilities with respect to the Fund and to accounts over which you exercise investment discretion. The Fund and you understand and acknowledge that, although the information may be useful to the Fund and you, it is not possible to place a dollar value on such information. The Board of Trustees shall periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best qualitative execution as described above, you may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

     Subject to the provisions of the Act, and other applicable law, you, any of your affiliates or any affiliates of your affiliates may retain compensation in connection with effecting the Fund's portfolio transactions, including transactions effected through others. If any occasion should arise in which you give any advice to clients of yours concerning the shares of the Fund, you will act solely as investment counsel for such client and not in any way on behalf of the Fund. Your services to the Fund pursuant to this Agreement are not to be deemed to be exclusive and it is understood that you may render investment advice, management and other services to others, including other registered investment companies.

         5.       LIMITATION OF LIABILITY OF ADVISER

     You may rely on information reasonably believed by you to be accurate and reliable. Except as may otherwise be required by the Act or the rules thereunder, neither you nor your directors, officers, employees, shareholders, agents, control persons or affiliates of any thereof shall be subject to any liability for, or any damages, expenses or losses incurred by the Trust in connection with, any error of judgment, mistake of law, any act or omission connected with or arising out of any services rendered under, or payments made pursuant to, this Agreement or any other matter to which this Agreement relates, except by reason of willful misfeasance, bad faith or gross negligence on the part of any such persons in the performance of your duties under this Agreement, or by reason of reckless disregard by any of such persons of your obligations and duties under this Agreement.

     Any person, even though also a director, officer, employee, shareholder or agent of you, who may be or become a trustee, officer, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with your duties hereunder), to be rendering such services to or acting solely for the Trust and not as a director, officer, employee, shareholder or agent of you, or one under your control or direction, even though paid by you.

         6.       DURATION AND TERMINATION OF THIS AGREEMENT

     This Agreement shall take effect on the date of its execution, and shall remain in force for a period of two (2) years from the date of its execution, and from year to year thereafter, subject to annual approval by: (i) the Board of Trustees; or (ii) a vote of a majority of the outstanding voting securities of the Fund, provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of you or the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval.

     This Agreement may, on sixty (60) days written notice, be terminated with respect to the Fund, at any time without the payment of any penalty, by the Board of Trustees, by a vote of a majority of the outstanding voting securities of the Fund, or by you. This Agreement shall automatically terminate in the event of its assignment.

         7.       USE OF NAME

     The Trust and you acknowledge that all rights to the name "Blue Chip Investor" or any variation thereof belong to you, and that the Trust is being granted a limited license to use such words in its Fund name or in any class name. In the event you cease to be the adviser to the Fund, the Trust's right to the use of the name "Blue Chip Investor" shall automatically cease on the ninetieth day following the termination of this Agreement. The right to the name may also be withdrawn by you during the term of this Agreement upon ninety (90) days' written notice by you to the Trust. Nothing contained herein shall impair or diminish in any respect, your right to use the name "Blue Chip Investor" in the name of, or in connection with, any other business enterprises with which you are or may become associated. There is no charge to the Trust for the right to use this name.

         8.       AMENDMENT OF THIS AGREEMENT

     No provision of this Agreement may be changed, waived, discharged or terminated orally, and no amendment of this Agreement shall be effective until approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of you or of the Trust, cast in person at a meeting called for the purpose of voting on such approval, and (if required under interpretations of the Act by the Securities and Exchange Commission or its staff) by vote of the holders of a majority of the outstanding voting securities of the series to which the amendment relates.

         9.       LIMITATION OF LIABILITY TO TRUST PROPERTY

     The term "Premier Funds" means and refers to the Trustees from time to time serving under the Trust's Agreement and Declaration of Trust as the same may subsequently thereto have been, or subsequently hereto be, amended. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of Trustees, officers, employees, agents or nominees of the Trust, or any shareholders of any series of the Trust, personally, but bind only the trust property of the Trust (and only the property of the Fund), as provided in the Agreement and Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees and shareholders of the Fund and signed by officers of the Trust, acting as such, and neither such authorization by such Trustees and shareholders nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust (and only the property of the Fund) as provided in its Agreement and Declaration of Trust. A copy of the Agreement and Declaration of Trust is on file with the Secretary of State of Ohio.

         10.      SEVERABILITY

     In the event any provision of this Agreement is determined to be void or unenforceable, such determination shall not affect the remainder of this Agreement, which shall continue to be in force.

         11.      QUESTIONS OF INTERPRETATION

     (a) This Agreement shall be governed by the laws of the State of California.

     (b) For the purpose of this Agreement, the terms "majority of the outstanding voting securities," "control" and "interested person" shall have their respective meanings as defined in the Act and rules and regulations thereunder, subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under the Act; and the term "brokerage and research services" shall have the meaning given in the Securities Exchange Act of 1934.

     (c) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Act shall be resolved by reference to such term or provision of the Act and to interpretation thereof, if any, by the United States courts or in the absence of any controlling decision of any such court, by the Securities and Exchange Commission or its staff. In addition, where the effect of a requirement of the Act, reflected in any provision of this Agreement, is revised by rule, regulation, order or interpretation of the Securities and Exchange Commission or its staff, such provision shall be deemed to incorporate the effect of such rule, regulation, order or interpretation.

         12.      NOTICES

     Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust is 480 N. Magnolia, Suite 103, El Cajon, California 92020, and your address for this purpose shall be 575 Anton Boulevard, Suite 570, Costa Mesa, CA 92626-7169.

         13.      COUNTERPARTS

     This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

         14.      BINDING EFFECT

     Each of the undersigned expressly warrants and represents that he has the full power and authority to sign this Agreement on behalf of the party indicated, and that his signature will operate to bind the party indicated to the foregoing terms.

         15.      CAPTIONS

     The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

     If you are in agreement with the foregoing, please sign the form of acceptance on the accompanying counterpart of this letter and return such counterpart to the Trust, whereupon this letter shall become a binding contract upon the date thereof.


                                              Yours very truly,


                                              Premier Funds

Dated: 12/17/01                               By: /s/ Ross C. Provence

                                              Print Name: Ross C. Provence

                                              Title: President




ACCEPTANCE


         The foregoing Agreement is hereby accepted.



                                               Check Capital Management Inc.

Dated: 12/17/01                                By: /s/ Steven Check

                                               Print Name: Steven Check

                                               Title: President

                                    EXHIBIT G


                                CUSTODY AGREEMENT

     AGREEMENT, dated as of December 17, 2001 by and between PREMIER FUNDS (the "Trust"), a business trust organized and existing under the laws of the State of Ohio, acting with respect to and on behalf of each of the series of Trust that are identified on Exhibit A hereto (each, a "Portfolio"), and CUSTODIAL TRUST COMPANY, a bank organized and existing under the laws of the State of New Jersey (the "Custodian").

     WHEREAS, the Trust desires that the securities, funds and other assets of the Portfolios be held and administered by Custodian pursuant to this Agreement;

     WHEREAS, each Portfolio is an investment portfolio represented by a series of Shares included among the shares of beneficial interest issued by Trust, an open-end management investment company registered under the 1940 Act;

     WHEREAS, Custodian represents that it is a bank having the qualifications prescribed in the 1940 Act to act as custodian for management investment companies registered under the 1940 Act;

     NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and Custodian hereby agree as follows:

                                    ARTICLE I
                                   DEFINITIONS


     Whenever used in this Agreement, the following terms, unless the context otherwise requires, shall mean:

     1.1 "Authorized Person" means any person authorized by resolution of the Board of Trustees to give Oral Instructions and

Written Instructions on behalf of the Trust and identified, by name or by office, in Exhibit B hereto or any person designated to do so by an investment adviser of any Portfolio who is named by the Trust in Exhibit C hereto.

     1.2 "Board of Trustees" means the Board of Trustees of the Trust or, when permitted under the 1940 Act, the Executive Committee thereof, if any.

     1.3 "Book-Entry System" means a book-entry system maintained by a Federal Reserve Bank for securities of the United States government or of agencies or instrumentalities thereof (including government-sponsored enterprises).

     1.4 "Business Day" means any day on which banks in the State of New Jersey and New York are open for business.

     1.5 "Custody Account" means, with respect to a Portfolio, the account in the name of such Portfolio, which is provided for in Section 3.2 below.

     1.6 "Domestic Securities Depository" means The Depository Trust Company and any other clearing agency registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, which acts as a securities depository.

     1.7  "Eligible  Domestic  Bank"  means a bank as  defined  in the 1940 Act.

     1.8 "Eligible Foreign Custodian" means any banking institution, trust company or other entity organized under the laws of a country other than the United States which is eligible under the 1940 Act to act as a custodian for securities and other assets of a Portfolio held outside the United States.

     1.9. "Eligible Foreign Securities Depositary" means a system for the central handling of securities as defined in Rule 17f-7 under the 1940 Act.

     1.10 "Foreign Assets" has the same meaning as in Rule 17f-5 under the 1940 Act.

     1.11 "Foreign Custody Manager" has the same meaning as in Rule 17f-5 under the 1940 Act.

     1.12 "Master Repurchase Agreement" means the Master Repurchase Agreement of even date herewith between the Trust and Bear, Stearns & Co. Inc. as it may from time to time be amended.

     1.13 "Master Securities Loan Agreement" means the Master Securities Loan Agreement of even date herewith between the Trust and Bear, Stearns Securities Corp. as it may from time to time be amended.

     1.14 "1940 Act" means the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

     1.15 "Oral Instructions" means instructions orally transmitted to and accepted by Custodian which are (a) reasonably believed by Custodian to have been given by an Authorized Person, (b) recorded and kept among the records of Custodian made in the ordinary course of business, and (c) completed in accordance with Custodian's requirements from time to time as to content of instructions and their manner and timeliness of delivery by the Trust.

     1.16 "Proper Instructions" means Oral Instructions or Written Instructions.
Proper   Instructions  may  be  continuing  Written   Instructions  when  deemed
appropriate by the Trust and Custodian.

     1.17 "Shares" means, with respect to a Portfolio, those shares in a series or class of beneficial interests of the Trust that represent interests in such Portfolio.

     1.18 "Written Instructions" means written communications received by Custodian that are (a) reasonably believed by Custodian to have been signed or sent by an Authorized Person, (b) sent or transmitted by letter, facsimile, central processing unit connection, on-line terminal or magnetic tape, and (c) completed in accordance with Custodian's requirements from time to time as to content of instructions and their manner and timeliness of delivery by the Trust.

                                   ARTICLE II
                            APPOINTMENT OF CUSTODIAN


     2.1 Appointment. The Trust hereby appoints Custodian as custodian of all such securities, funds and other assets of each Portfolio as may be acceptable to Custodian and from time to time delivered to it by the Trust or others for the account of such Portfolio.

     2.2 Acceptance. Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

                                   ARTICLE III
                  CUSTODY OF SECURITIES, FUNDS AND OTHER ASSETS

     3.1 Segregation. All securities and non-cash property of a Portfolio in the possession of Custodian (other than securities maintained by Custodian with a sub-custodian appointed pursuant to this Agreement or in a Securities Depository or Book-Entry System) shall be physically segregated from other such securities and non-cash property in the possession of Custodian. All cash, securities and other non-cash property of a Portfolio shall be identified as belonging to such Portfolio.

     3.2 Custody Account. (a) Custodian shall open and maintain in its trust department a custody account in the name of each Portfolio, subject only to draft or order of Custodian, in which Custodian shall enter and carry all securities, funds and other assets of such Portfolio which are delivered to Custodian and accepted by it.

     (b) If, with respect to any Portfolio, Custodian at any time fails to receive any of the documents referred to in Section 3.10(a) below, then, until such time as it receives such document, it shall not be obligated to receive any securities into the Custody Account of such Portfolio and shall be entitled to return to such Portfolio any securities that it is holding in such Custody Account.

     3.3 Securities in Physical Form. Custodian may, but shall not be obligated to, hold securities that may be held only in physical form.

     3.4 Disclosure to Issuers of Securities. Custodian is authorized to disclose the Trust's and any Portfolio's names and addresses, and the securities positions in such Portfolio's Custody Account, to the issuers of such securities when requested by them to do so.

     3.5 Employment of Domestic Sub-Custodians. At any time and from time to time, Custodian in its discretion may appoint and employ, and may also cease to employ, any Eligible Domestic Bank as sub-custodian to hold securities and other assets of a Portfolio that are maintained in the United States and to carry out such other provisions of this Agreement as it may determine, provided, however, that the employment of any such sub-custodian has been approved by the Trust. The employment of any such sub-custodian shall be at Custodian's expense and shall not relieve Custodian of any of its obligations or liabilities under this Agreement.

     3.6 Employment of Foreign Sub-Custodians. (a) Unless otherwise instructed in Written Instructions, Custodian is authorized to hold any Foreign Asset of a Portfolio in any country in which all or a portion of the primary market for such Foreign Asset is situated.

     (b) At any time and from time to time, Custodian in its discretion may appoint and employ in accordance with the 1940 Act, and may also cease to employ, (i) any overseas branch of any Eligible Domestic Bank, or (ii) any Eligible Foreign Custodian selected by the Foreign Custody Manager, in each case as a foreign sub-custodian for Foreign Assets of a Portfolio, provided, however, that the employment of any such overseas branch has been approved by the Trust and, provided further that, in the case of any such Eligible Foreign Custodian, the Foreign Custody Manager has approved the agreement pursuant to which Custodian employs such Eligible Foreign Custodian.


     (c) Set forth on Exhibit D hereto, with respect to each Portfolio, are the foreign sub-custodians that Custodian may employ pursuant to Section 3.6(b) above. Exhibit D shall be revised from time to time as foreign sub-custodians are added or deleted.

     (d) If the Trust proposes to have a Portfolio make an investment which is to be held in a country in which Custodian does not have appropriate arrangements in place either with an overseas branch of an Eligible Domestic Bank or with an Eligible Foreign Custodian selected by the Foreign Custody Manager, then the Trust shall inform Custodian sufficiently in advance of such investment to allow Custodian to make such arrangements.

     (e) Notwithstanding anything to the contrary in Section 8.1 below, Custodian shall have no greater liability to any Portfolio or the Trust for the actions or omissions of any foreign sub-custodian appointed pursuant to this Agreement than any such foreign sub-custodian has to Custodian, and Custodian shall not be required to discharge any such liability which may be imposed on it unless and until such foreign sub-custodian has effectively indemnified Custodian against such liability or has otherwise discharged its liability to Custodian in full.

     (f) Upon the request of the Foreign Custody Manager, Custodian shall furnish to the Foreign Custody Manager information concerning all foreign sub-custodians employed pursuant to this Agreement which shall be similar in kind and scope to any such information that may have been furnished to the Foreign Custody Manager in connection with the initial approval by the Foreign Custody Manager of the agreements pursuant to which Custodian employs such foreign sub-custodians or as otherwise required by the 1940 Act.

     3.7 Employment of Other Agents. Custodian may employ other suitable agents, which may include affiliates of Custodian such as Bear, Stearns & Co. Inc. ("Bear Stearns") or Bear, Stearns Securities Corp.("BS Securities"), both of which are securities broker-dealers, provided, however, that Custodian shall not employ (a) BS Securities to hold any collateral pledged by BS Securities under the Master Securities Loan Agreement or any other securities loan agreement between the Trust and BS Securities, whether now or hereafter in effect, or (b) Bear Stearns to hold any securities purchased from Bear Stearns under the Master Repurchase Agreement or any other repurchase agreement between the Trust and Bear Stearns, whether now or hereafter in effect. The employment of any agent pursuant to this Section 3.7 shall be at Custodian's expense and shall not relieve Custodian of any of its obligations or liabilities under this Agreement.

     3.8 Bank Accounts. In its discretion and from time to time Custodian may open and maintain one or more demand deposit accounts with any Eligible Domestic Bank (any such accounts to be in the name of Custodian and subject only to its draft or order), provided, however, that the opening and maintenance of any such account shall be at Custodian's expense and shall not relieve Custodian of any of its obligations or liabilities under this Agreement.

     3.9 Delivery of Assets to Custodian. Provided they are acceptable to Custodian, the Trust shall deliver to Custodian the securities, funds and other assets of each Portfolio, including (a) payments of income, payments of principal and capital distributions received by such Portfolio with respect to securities, funds or other assets owned by such Portfolio at any time during the term of this Agreement, and (b) funds received by such Portfolio for the issuance, at any time during such term, of Shares of such Portfolio. Custodian shall not be under any duty or obligation to require the Trust to deliver to it any securities or other assets owned by a Portfolio and shall have no responsibility or liability for or on account of securities or other assets not so delivered.

     3.10 Domestic Securities Depositories and Book-Entry Systems. Custodian and any sub-custodian appointed pursuant to Section 3.5 above may place and maintain securities of any Portfolio in a Domestic Securities Depository or in a Book-Entry System, subject to the following provisions:

     (a) Prior to a deposit of securities of a Portfolio in any Domestic Securities Depository or Book-Entry System, the Trust shall deliver to Custodian a resolution of the Board of Trustees, certified by an officer of the Trust, authorizing and instructing Custodian (and any sub-custodian appointed pursuant to Section 3.5 above) on an on-going basis to deposit in such Domestic Securities Depository or Book-Entry System all securities eligible for deposit therein and to make use of such Domestic Securities Depository or Book-Entry System to the extent possible and practical in connection with the performance of its obligations hereunder (or under the applicable sub-custody agreement in the case of such sub-custodian), including, without limitation, in connection with settlements of purchases and sales of securities, loans of securities, and deliveries and returns of collateral consisting of securities.

     (b) Securities of a Portfolio kept in a Book-Entry System or Domestic Securities Depository shall be kept in an account ("Depository Account") of Custodian (or of any sub-custodian appointed pursuant to Section 3.5 above) in such Book-Entry System or Domestic Securities Depository which includes only assets held by Custodian (or such sub-custodian) as a fiduciary, custodian or otherwise for customers.

     (c) The records of Custodian with respect to securities of a Portfolio that are maintained in a Book-Entry System or Domestic Securities Depository shall at all times identify such securities as belonging to such Portfolio.

     (d) If securities purchased by a Portfolio are to be held in a Book-Entry System or Domestic Securities Depository, Custodian (or any sub-custodian appointed pursuant to Section 3.5 above) shall pay for such securities upon (i) receipt of advice from the Book-Entry System or Domestic Securities Depository that such securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of Custodian (or of such sub-custodian) to reflect such payment and transfer for the account of such Portfolio. If securities sold by a Portfolio are held in a Book-Entry System or Domestic
Securities Depository, Custodian (or such sub-custodian) shall transfer such securities upon (A) receipt of advice from the Book-Entry System or Domestic Securities Depository that payment for such securities has been transferred to the Depository Account, and (B) the making of an entry on the records of Custodian (or of such sub-custodian) to reflect such transfer and payment for the account of such Portfolio.

     (e) Custodian shall provide the Trust with copies of any report obtained by Custodian (or by any sub-custodian appointed pursuant to Section 3.5 above) from a Book-Entry System or Domestic Securities Depository in which securities of a Portfolio are kept on the internal accounting controls and procedures for safeguarding securities deposited in such Book-Entry System or Domestic Securities Depository.

     (f) At its election, the Trust shall be subrogated to the rights of Custodian (or of any sub-custodian appointed pursuant to Section 3.5 above) with respect to any claim against a Book-Entry System or Domestic Securities Depository or any other person for any loss or damage to a Portfolio arising from the use of such Book-Entry System or Domestic Securities Depository, if and to the extent that such Portfolio has not been made whole for any such loss or damage.

     3.11 Foreign Securities Depositories.(a) Unless otherwise instructed in Written Instructions, Custodian may place and maintain Foreign Assets of a Portfolio with an Eligible Foreign Securities Depository, provided that it has delivered to the Trust an analysis of the custody risks associated with maintaining assets with such Eligible Foreign Securities Depository. Custodian shall monitor such custody risks on a continuing basis and promptly notify the Trust of any material change in such risks.

     (b) In performing its obligations under Section 3.11(a) above, Custodian shall exercise reasonable care, prudence and diligence. In the exercise of such care, prudence and diligence, Custodian may rely upon assessments, determinations and monitoring made and performed with respect an Eligible
Foreign Securities Depository by Citibank, N.A. or such other operator of a global custody system as from time to time may be employed by Custodian and approved by the Trust.

     3.12 Relationship With Securities Depositories. No Book-Entry System, Domestic Securities Depository, Eligible Foreign Securities Depository or other securities depository or clearing agency (whether foreign or domestic) which it is or may become standard market practice to use for the comparison and settlement of trades in securities shall be an agent or sub-contractor of Custodian for purposes of Section 3.7 above or otherwise.

     3.13 Payments from Custody Account. Upon receipt of Proper Instructions with respect to a Portfolio but subject to its right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian shall make payments from the Custody Account of such Portfolio, but only in the following cases, provided, first, that such payments are in connection with the clearance and/or custody of securities or other assets, second, that there are sufficient funds in such Custody Account, whether belonging to such Portfolio or advanced to it by Custodian in its sole and absolute discretion as set forth in
Section 3.19 below, for Custodian to make such payments, and, third, that after the making of such payments, such Portfolio would not be in violation of any margin or other requirements agreed upon pursuant to Section 3.19 below:

     (a) For the purchase of securities for such Portfolio but only (i) in the case of securities (other than options on securities, futures contracts and options on futures contracts), against the delivery to Custodian (or any sub-custodian appointed pursuant to this Agreement) of such securities registered as provided in Section 3.21 below or in proper form for transfer or, if the purchase of such securities is effected through a Book-Entry System or Domestic Securities Depository, in accordance with the conditions set forth in
Section 3.10 above, and (ii) in the case of options, futures contracts and options on futures contracts, against delivery to Custodian (or such sub-custodian) of evidence of title thereto in favor of such Portfolio, the Custodian, any such sub-custodian, or any nominee referred to in Section 3.21 below;

     (b) In connection with the conversion, exchange or surrender, as set forth in Section 3.14(f) below, of securities owned by such Portfolio;

     (c) For transfer in accordance with the provisions of any agreement among the Trust, Custodian and a securities broker-dealer, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions of such Portfolio;

     (d) For transfer in accordance with the provisions of any agreement among the Trust, Custodian and a futures commission merchant, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding margin or other deposits in connection with transactions of such Portfolio;

     (e) For the funding of any time deposit  (whether  certificated  or not) or other interest-bearing account with any banking institution (including Custodian), provided that Custodian shall receive and retain such certificate, advice, receipt or other evidence of deposit (if any) as such banking institution may deliver with respect to any such deposit or account;

     (f) For the purchase from a banking or other financial institution of loan participations, but only if Custodian has in its possession a copy of the agreement between the Trust and such banking or other financial institution with respect to the purchase of such loan participations and provided that Custodian shall receive and retain such participation certificate or other evidence of participation (if any) as such banking or other financial institution may deliver with respect to any such loan participation;

     (g) For the purchase and/or sale of foreign currencies or of options to purchase and/or sell foreign currencies, for spot or future delivery, for the account of such Portfolio pursuant to contracts between the Trust and any banking or other financial institution (including Custodian, any sub-custodian appointed pursuant to this Agreement and any affiliate of Custodian);

     (h) For transfer to a securities broker-dealer as margin for a short sale of securities for such Portfolio, or as payment in lieu of dividends paid on securities sold short for such Portfolio;

     (i) For the payment as provided in Article IV below of any dividends, capital gain distributions or other distributions declared on the Shares of such Portfolio;

     (j) For the payment as provided in Article IV below of the redemption price of the Shares of such Portfolio;

     (k) For the payment of any expense or liability incurred by such Portfolio, including but not limited to the following payments for the account of such
Portfolio: interest, taxes, and administration, investment advisory, accounting, auditing, transfer agent, custodian, trustee and legal fees, and other operating expenses of such Portfolio; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses; and

     (l) For any other proper purpose, but only upon receipt of Proper Instructions, specifying the amount and purpose of such payment, certifying such purpose to be a proper purpose of such Portfolio, and naming the person or persons to whom such payment is to be made.

     3.14 Deliveries from Custody Account. Upon receipt of Proper Instructions with respect to a Portfolio but subject to its right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian shall release and deliver securities and other assets from the Custody Account of such Portfolio, but only in the following cases, provided, first, that such deliveries are in connection with the clearance and/or custody of securities or other assets, second, there are sufficient amounts and types of securities or other assets in such Custody Account for Custodian to make such deliveries, and, third, that after the making of such deliveries, such Portfolio would not be in violation of any margin or other requirements agreed upon pursuant to Section
3.19 below:

     (a) Upon the sale of securities for the account of such Portfolio but, subject to Section 3.15 below, only against receipt of payment therefor or, if such sale is effected through a Book-Entry System or Domestic Securities Depository, in accordance with the provisions of Section 3.10 above;

     (b) To an offeror's depository agent in connection with tender or other similar offers for securities of such Portfolio; provided that, in any such case, the funds or other consideration for such securities is to be delivered to Custodian;

     (c) To the issuer thereof or its agent when such securities are called, redeemed or otherwise become payable, provided that in any such case the funds or other consideration for such securities is to be delivered to Custodian;

     (d) To the issuer thereof or its agent for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new securities are to be delivered to Custodian;

     (e) To the securities broker through whom securities are being sold for such Portfolio, for examination in accordance with the "street delivery" custom;

     (f) For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement, including surrender or receipt of underlying securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new securities and funds, if any, are to be delivered to Custodian;

     (g) In the case of warrants, rights or similar securities, to the issuer of such warrants, rights or similar securities, or its agent, upon the exercise thereof, provided that, in any such case, the new securities and funds, if any, are to be delivered to Custodian;

     (h) To the borrower thereof, or its agent, in connection with any loans of securities for such Portfolio pursuant to any securities loan agreement entered into by the Trust, but only against receipt by Custodian of such collateral as is required under such securities loan agreement;

     (i) To any lender, or its agent, as collateral for any borrowings from such lender by such Portfolio that require a pledge of assets of such Portfolio, but only against receipt by Custodian of the amounts borrowed;

     (j) Pursuant to any authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of such Portfolio or the Trust;

     (k) For delivery in accordance with the provisions of any agreement among the Trust, Custodian and a securities broker- dealer, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions of such Portfolio;

     (l) For delivery in accordance with the provisions of any agreement among the Trust, Custodian, and a futures commission merchant, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding margin or other deposits in connection with transactions of such Portfolio;

     (m) For delivery to a securities broker-dealer as margin for a short sale of securities for such Portfolio;

     (n) To the issuer of American Depositary Receipts or International Depositary Receipts (hereinafter, collectively, "ADRs") for such securities, or its agent, against a written receipt therefor adequately describing such securities, provided that such securities are delivered together with instructions to issue ADRs in the name of Custodian or its nominee and to deliver such ADRs to Custodian;

     (o) In the case of ADRs, to the issuer thereof, or its agent, against a written receipt therefor adequately describing such ADRs, provided that such ADRs are delivered together with instructions to deliver the securities underlying such ADRs to Custodian or an agent of Custodian; or

     (p) For any other proper purpose, but only upon receipt of Proper Instructions, specifying the securities or other assets to be delivered, setting forth the purpose for which such delivery is to be made, certifying such purpose to be a proper purpose of such Portfolio, and naming the person or persons to whom delivery of such securities or other assets is to be made.

     3.15 Delivery Prior to Final Payment. When instructed by the Trust to deliver securities of a Portfolio against payment, Custodian shall be entitled, but only if in accordance with generally accepted market practice, to deliver such securities prior to actual receipt of final payment therefor and, exclusively in the case of securities in physical form, prior to receipt of payment therefor. In any such case, such Portfolio shall bear the risk that final payment for such securities may not be made or that such securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and Custodian shall have no liability for any of the foregoing.

     3.16 Credit Prior to Final Payment. In its sole discretion and from time to time, Custodian may credit the Custody Account of a Portfolio, prior to actual receipt of final payment thereof, with (a) proceeds from the sale of securities of such Portfolio which it has been instructed to deliver against payment, (b) proceeds from the redemption of securities or other assets in such Custody Account, and (c) income from securities, funds or other assets in such Custody Account. Any such credit shall be conditional upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full. Custodian may, in its sole discretion and from time to time, permit a Portfolio to use funds so credited to its Custody Account in anticipation of actual receipt of final payment. Any funds so used shall constitute an advance subject to Section 3.18 below.

     3.17 Definition of Final Payment. For purposes of this Agreement, "final payment" means payment in funds which are (or have become) immediately available, under applicable law are irreversible, and are not subject to any security interest, levy, lien or other encumbrance.

     3.18 Payments and Deliveries Outside the United States. Notwithstanding anything to the contrary that may be required by Section 3.13 or Section 3.14 above, or elsewhere in this Agreement, in the case of securities and other assets maintained outside the United States and in the case of payments made outside the United States, Custodian and any sub-custodian appointed pursuant to this Agreement may receive and deliver such securities or other assets, and may make such payments, in accordance with the laws, regulations, customs, procedures and practices applicable in the relevant local market outside the United States.

     3.19 Clearing Credit. Custodian may, in its sole discretion and from time to time, advance funds to the Trust to facilitate the settlement of a Portfolio's transactions in the Custody Account of such Portfolio. Any such advance (a) shall be repayable immediately upon demand made by Custodian, (b) shall be fully secured as provided in Section 9.3 below, and (c) shall bear interest at such rate, and be subject to such other terms and conditions, as Custodian and the Trust may agree.

     3.20 Actions Not Requiring Proper Instructions. Unless otherwise instructed by the Trust, Custodian shall with respect to all securities and other assets held for a Portfolio:

     (a) Subject to Section 8.4 below, receive into the Custody Account of such Portfolio any funds or other property, including payments of principal, interest and dividends, due and payable on or on account of such securities and other assets;

     (b) Deliver securities of such Portfolio to the issuers of such securities or their agents for the transfer thereof into the name of such Portfolio, Custodian or any of the nominees referred to in Section 3.21 below;

     (c) Endorse for collection, in the name of such Portfolio, checks, drafts and other negotiable instruments;

     (d) Surrender interim receipts or securities in temporary form for securities in definitive form;

     (e) Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws of the United States, or the laws or regulations of any other taxing authority, in connection with the transfer of such securities or other assets or the receipt of income or other payments with respect thereto;

     (f) Receive and hold for such Portfolio all rights and similar securities issued with respect to securities or other assets of such Portfolio;

     (g) As may be required in the execution of Proper Instructions, transfer funds from the Custody Account of such Portfolio to any demand deposit account maintained by Custodian pursuant to Section 3.8 above; and

     (h) In general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase and transfer of, and other dealings in, such securities and other assets.

     3.21 Registration and Transfer of Securities. All securities held for a Portfolio that are issuable only in bearer form shall be held by Custodian in that form, provided that any such securities shall be held in a Securities Depository or Book-Entry System if eligible therefor. All other securities and all other assets held for a Portfolio may be registered in the name of (a) Custodian as agent, (b) any sub-custodian appointed pursuant to this Agreement,
(c) any Domestic Securities Depository or Eligible Foreign securities Depository, or (d) any nominee or agent of any of them. The Trust shall furnish to Custodian appropriate instruments to enable Custodian to hold or deliver in proper form for transfer, or to register as in this Section 3.21 provided, any securities or other assets delivered to Custodian which are registered in the name of a Portfolio.

     3.22 Records. (a) Custodian shall maintain complete and accurate records with respect to securities, funds and other assets held for a Portfolio, including (i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of securities and all receipts and disbursements of funds; (ii) ledgers (or other records) reflecting
(A) securities in transfer, if any, (B) securities in physical possession, (C) monies and securities borrowed and monies and securities loaned (together with a record of the collateral therefor and substitutions of such collateral), (D) dividends and interest received, and (E) dividends receivable and interest accrued; and (iii) canceled checks and bank records related thereto. Custodian shall keep such other books and records with respect to securities, funds and other assets of a Portfolio which are held hereunder as the Trust may reasonably request.

     (b) All such books and records maintained by Custodian for a Portfolio shall (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission, (ii) be the property of such Portfolio and at all times during the regular business hours of Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained under the 1940 Act, be preserved for the periods prescribed therein.

     3.23 Account Reports by Custodian. Custodian shall furnish the Trust with a daily activity statement, including a summary of all transfers to or from the Custody Account of each Portfolio (in the case of securities and other assets maintained in the United States, on the day following such transfers). At least monthly and from time to time, Custodian shall furnish the Trust with a detailed statement of the securities, funds and other assets held for each Portfolio under this Agreement.

     3.24 Other Reports by Custodian. Custodian shall provide the Trust with such reports as the Trust may reasonably request from time to time on the internal accounting controls and procedures for safeguarding securities which are employed by Custodian or any sub-custodian appointed pursuant to this Agreement.

     3.25 Proxies and Other Materials. (a) Unless otherwise instructed by the Trust, Custodian shall promptly deliver to the Trust all notices of meetings, proxy materials (other than proxies) and other announcements, which it receives regarding securities held by it in the Custody Account of a Portfolio. Whenever Custodian or any of its agents receives a proxy with respect to securities in the Custody Account of a Portfolio, Custodian shall promptly request instructions from the Trust on how such securities are to be voted, and shall give such proxy, or cause it to be given, in accordance with such instructions. If the Trust timely informs Custodian that the Trust wishes to vote any such securities in person, Custodian shall promptly seek to have a legal proxy covering such securities issued to the Trust. Unless otherwise instructed by the Trust, neither Custodian nor any of its agents shall exercise any voting rights with respect to securities held hereunder.

     (b) Unless otherwise instructed by the Trust, Custodian shall promptly transmit to the Trust all other written information received by Custodian from issuers of securities held in the Custody Account of any Portfolio. With respect to tender or exchange offers for such securities or with respect to other corporate transactions involving such securities, Custodian shall promptly transmit to the Trust all written information received by Custodian from the issuers of such securities or from any party (or its agents) making any such tender or exchange offer or participating in such other corporate transaction. If the Trust, with respect to such tender or exchange offer or other corporate transaction, desires to take any action that may be taken by it pursuant to the terms of such offer or other transaction, the Trust shall notify Custodian (i) in the case of securities maintained outside the United States, such number of Business Days prior to the date on which Custodian is to take such action as will allow Custodian to take such action in the relevant local market for such securities in a timely fashion, and (ii) in the case of all other securities, at least five Business Days prior to the date on which Custodian is to take such action.

     3.26 Co-operation. Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Trust to keep the books of account of a Portfolio and/or to compute the value of the assets of a Portfolio.

                                   ARTICLE IV
                         REDEMPTION OF PORTFOLIO SHARES;
                        DIVIDENDS AND OTHER DISTRIBUTIONS


     4.1 Transfer of Funds. From such funds as may be available for the purpose in the Custody Account of a Portfolio, and upon receipt of Proper Instructions specifying that the funds are required to redeem Shares of such Portfolio or to pay dividends or other distributions to holders of Shares of such Portfolio, Custodian shall transfer each amount specified in such Proper Instructions to such account of such Portfolio or of an agent thereof (other than Custodian), at such bank, as the Trust may designate therein with respect to such amount.

     4.2 Sole Duty of Custodian. Custodian's sole obligation with respect to the redemption of Shares of a Portfolio and the payment of dividends and other distributions thereon shall be its obligation set forth in Section 4.1 above, and Custodian shall not be required to make any payments to the various holders from time to time of Shares of a Portfolio nor shall Custodian be responsible for the payment or distribution by the Trust, or any agent designated in Proper Instructions given pursuant to Section 4.1 above, of any amount paid by Custodian to the account of the Trust or such agent in accordance with such Proper Instructions.

                                    ARTICLE V
                               SEGREGATED ACCOUNTS


     Upon receipt of Proper Instructions to do so, Custodian shall establish and maintain a segregated account or accounts for and on behalf of any Portfolio, into which account or accounts may be transferred funds and/or securities, including securities maintained in a Securities Depository:

     (a) in accordance with the provisions of any agreement among the Trust, Custodian and a securities broker-dealer (or any futures commission merchant), relating to compliance with the rules of The Options Clearing Corporation or of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions of such Portfolio,

     (b) for purposes of segregating funds or securities in connection with securities options purchased or written by such Portfolio or in connection with financial futures contracts (or options thereon) purchased or sold by such Portfolio,

     (c) which constitute collateral for loans of securities made by such Portfolio,

     (d) for purposes of compliance by such Portfolio with requirements under the 1940 Act for the maintenance of segregated accounts by registered management investment companies in connection with reverse repurchase agreements, when-issued, delayed delivery and firm commitment transactions, and short sales of securities, and

     (e)  for  other   proper   purposes,   but  only  upon  receipt  of  Proper
Instructions, specifying the purpose or purposes of such segregated account and certifying such purposes to be proper purposes of such Portfolio.

                                   ARTICLE VI
                         CERTAIN REPURCHASE TRANSACTIONS


     6.1 Transactions. If and to the extent that the necessary funds and securities of a Portfolio have been entrusted to it under this Agreement, and subject to Custodian's right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian, as agent of such Portfolio, shall from time to time (and unless the Trust gives it Proper Instructions to do otherwise) make from the Custody Account of such Portfolio the transfers of funds and deliveries of securities which such Portfolio is required to make pursuant to the Master Repurchase Agreement and shall receive for the Custody Account of such Portfolio the transfers of funds and deliveries of securities which the seller under the Master Repurchase Agreement is required to make pursuant thereto. Custodian shall make and receive all such transfers and deliveries pursuant to, and subject to the terms and conditions of, the Master Repurchase Agreement.

     6.2 Collateral. Custodian shall daily mark to market the securities purchased under the Master Repurchase Agreement and held in the Custody Account of a Portfolio, and shall give to the seller thereunder any such notice as may be required thereby in connection with such mark-to-market.

     6.3 Events of Default. Custodian shall promptly notify the Trust of any event of default under the Master Repurchase Agreement (as such term "event of default" is defined therein) of which it has actual knowledge.

     6.4 Master Repurchase Agreement. Custodian hereby acknowledges its receipt from the Trust of a copy of the Master Repurchase Agreement. The Trust shall provide Custodian, prior to the effectiveness thereof, with a copy of any amendment to the Master Repurchase Agreement.

                                   ARTICLE VII
                     CERTAIN SECURITIES LENDING TRANSACTIONS

     7.1 Transactions. If and to the extent that the necessary funds and securities of a Portfolio have been entrusted to it under this Agreement, and subject to Custodian's right to foreclose upon and liquidate collateral pledged to it pursuant to Section 9.3 below, Custodian, as agent of such Portfolio, shall from time to time (and unless the Trust gives it Proper Instructions to do otherwise) make from the Custody Account of such Portfolio the transfers of funds and deliveries of securities which such Portfolio is required to make pursuant to the Master Securities Loan Agreement and shall receive for the Custody Account of such Portfolio the transfers of funds and deliveries of securities which the borrower under the Master Securities Loan Agreement is required to make pursuant thereto. Custodian shall make and receive all such transfers and deliveries pursuant to, and subject to the terms and conditions of, the Master Securities Loan Agreement.

     7.2 Collateral. Custodian shall daily mark to market, in the manner provided for in the Master Securities Loan Agreement, all loans of securities which may from time to time be outstanding thereunder.

     7.3 Defaults. Custodian shall promptly notify the Trust of any default under the Master Securities Loan Agreement (as such term "default" is defined therein) of which it has actual knowledge.

     7.4 Master Securities Loan Agreement. Custodian hereby acknowledges its receipt from the Trust of a copy of the Master Securities Loan Agreement. The Trust shall provide Custodian, prior to the effectiveness thereof, with a copy of any amendment to the Master Securities Loan Agreement.


                                  ARTICLE VIII
                            CONCERNING THE CUSTODIAN


     8.1 Standard of Care. Custodian shall be held to the exercise of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to any Portfolio or the Trust for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim which does not arise from willful misfeasance, bad faith or negligence on the part of Custodian. Custodian shall be entitled to rely on and may act upon advice of counsel in all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. In no event shall Custodian be liable for special, incidental or consequential damages, even if Custodian has been advised of the possibility of such damages, or be liable in any manner whatsoever for any action taken or omitted upon instructions from the Trust or any agent of the Trust.

     8.2 Actual Collection Required. Custodian shall not be liable for, or considered to be the custodian of, any funds belonging to a Portfolio or any money represented by a check, draft or other instrument for the payment of money, until Custodian or its agents actually receive such funds or collect on such instrument.

     8.3 No Responsibility for Title, etc. So long as and to the extent that it is in the exercise of reasonable care, Custodian shall not be responsible for the title, validity or genuineness of any assets or evidence of title thereto received or delivered by it or its agents.

     8.4 Limitation on Duty to Collect. Custodian shall promptly notify the Trust whenever any money or property due and payable from or on account of any securities or other assets held hereunder for a Portfolio is not timely received by it. Custodian shall not, however, be required to enforce collection, by legal means or otherwise, of any such money or other property not paid when due, but shall receive the proceeds of such collections as may be effected by it or its agents in the ordinary course of Custodian's custody and safekeeping business or of the custody and safekeeping business of such agents.

     8.5 Express Duties Only. Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against Custodian. Custodian shall have no discretion whatsoever with respect to the management, disposition or investment of the Custody Account of any Portfolio and is not a fiduciary to any Portfolio or the Trust. In particular, Custodian shall not be under any obligation at any time (a) to monitor or to take any other action with respect to compliance by any Portfolio or the Trust with the 1940 Act, the provisions of the Trust's trust instruments or by-laws, or any Portfolio's investment objectives, policies and limitations as in effect from time to time, or (b) except as otherwise provided in Section 3.11 above, to assess or monitor (or advise the Trust of) prevailing country risks in connection with the Foreign Assets of any Portfolio, including, but not limited to, (i) nationalization, expropriation or other governmental actions, (ii) market conditions which affect the orderly execution of securities transactions or affect the value of securities, (iii) currency devaluations and other currency fluctuations, and (iv) systemic risks of holding assets in a particular country.

                                   ARTICLE IX
                                 INDEMNIFICATION


     9.1 Indemnification. Each Portfolio shall indemnify and hold harmless Custodian, any sub-custodian appointed pursuant to this Agreement and any nominee of any of them, from and against any loss, damages, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act, and any federal, state or foreign securities and/or banking laws) or claim arising directly or indirectly (a) from the fact that securities or other assets in the Custody Account of such Portfolio are registered in the name of any such nominee, or (b) from any action or inaction, with respect to such Portfolio, by Custodian or such sub-custodian or nominee
(i) at the request or direction of or in reliance on the advice of the Trust or any of its agents, or (ii) upon Proper Instructions, or

(c) generally, from the performance of its obligations under this Agreement with respect to such Portfolio, provided that Custodian, any such sub-custodian or any nominee of any of them shall not be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from willful misfeasance, bad faith or negligence on the part of Custodian or any such sub-custodian or nominee.

     9.2 Indemnity to be Provided. If the Trust requests Custodian to take any action with respect to securities or other assets of a Portfolio, which may, in the opinion of Custodian, result in Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, Custodian shall not be required to take such action until such Portfolio shall have provided indemnity therefor to Custodian in an amount and form satisfactory to Custodian.

     9.3 Security. As security for the payment of any present or future outstanding obligation or liability of any kind which a Portfolio may have to Custodian for money borrowed, the Trust hereby pledges to Custodian all securities, funds and other assets of every kind which are in such Custody Account or otherwise held for such Portfolio pursuant to this Agreement, and hereby grants to Custodian a lien, right of set-off and continuing security interest in such securities, funds and other assets.

                                    ARTICLE X
                                  FORCE MAJEURE


     Custodian shall not be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances;

sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; actions by any governmental authority, de jure or de facto; or inability to obtain labor, material, equipment or transportation.

                                   ARTICLE XI
                         REPRESENTATIONS AND WARRANTIES


     11.1 Representations With Respect to Portfolios. The Trust represents and warrants that (a) it has all necessary power and authority to perform the obligations hereunder of each Portfolio, (b) the execution and delivery by it of this Agreement, and the performance by it of the obligations hereunder of each Portfolio, have been duly authorized by all necessary action and will not violate any law, regulation, charter, by-law, or other instrument, restriction or provision applicable to it or such Portfolio or by which it or such Portfolio, or their respective assets, may be bound, and (c) this Agreement constitutes a legal, valid and binding obligation of each Portfolio, enforceable against it in accordance with its terms.

     11.2  Representations of Custodian.  Custodian represents and warrants that
(a) it has all necessary power and authority to perform its obligations hereunder, (b) the execution and delivery by it of this Agreement, and the performance by it of its obligations hereunder, have been duly authorized by all necessary action and will not violate any law, regulation, charter, by-law, or other instrument, restriction or provision applicable to it or by which it or its assets may be bound, and (c) this Agreement constitutes a legal, valid and binding obligation of it, enforceable against it in accordance with its terms.

                                   ARTICLE XII
                            COMPENSATION OF CUSTODIAN


     Each Portfolio shall pay Custodian such fees and charges as are set forth in Exhibit E hereto, as such Exhibit E may from time to time be revised by
Custodian upon 14 days' prior written notice to the Trust. Any annual fee or other charges payable by a Portfolio shall be paid monthly by automatic deduction from funds available therefor in the Custody Account of such Portfolio, or, if there are no such funds, upon presentation of an invoice therefor. Out-of-pocket expenses incurred by Custodian in the performance of its services hereunder for any Portfolio and all other proper charges and disbursements of the Custody Account of such Portfolio shall be charged to such Custody Account by Custodian and paid in the same manner as the annual fee and other charges referred to in this Article XII.

                                  ARTICLE XIII
                                      TAXES


     13.1 Taxes Payable by Portfolios. Any and all taxes, including any interest and penalties with respect thereto, which may be levied or assessed under present or future laws or in respect of the Custody Account of any Portfolio or any income thereof shall be charged to such Custody Account by Custodian and paid in the same manner as the annual fee and other charges referred to in
Article XII above.

     13.2 Tax Reclaims. Upon the written request of the Trust, Custodian shall exercise, on behalf of any Portfolio, any tax reclaim rights of such Portfolio which arise in connection with foreign securities in the Custody Account of such Portfolio.


                                   ARTICLE XIV
                           AUTHORIZED PERSONS; NOTICES


     14.1 Authorized Persons. Custodian may rely upon and act in accordance with any notice, confirmation, instruction or other communication which is reasonably believed by Custodian to have been given or signed on behalf of the Trust by one of the Authorized Persons designated by the Trust in Exhibit B hereto, as it may from time to time be revised. The Trust may revise Exhibit B hereto at any time by notice in writing to Custodian given in accordance with Section 14.4 below, but no revision of Exhibit B hereto shall be effective until Custodian actually receives such notice.

     14.2 Investment Advisers. Custodian may also rely upon and act in accordance with any Written or Oral Instructions given with respect to a Portfolio which are reasonably believed by Custodian to have been given or signed by one of the persons designated from time to time by any of the investment advisers of such Portfolio who are specified in Exhibit C hereto (if any) as it may from time to time be revised. The Trust may revise Exhibit C hereto at any time by notice in writing to Custodian given in accordance with
Section 14.4 below, and each investment adviser specified in Exhibit C hereto (if any) may at any time by like notice designate an Authorized Person or remove an Authorized Person previously designated by it, but no revision of Exhibit C hereto (if any) and no designation or removal by such investment adviser shall be effective until Custodian actually receives such notice.

     14.3 Oral Instructions. Custodian may rely upon and act in accordance with Oral Instructions. All Oral Instructions shall be confirmed to Custodian in Written Instructions. However, if Written Instructions confirming Oral Instructions are not received by Custodian prior to a transaction, it shall in no way affect the validity of the transaction authorized by such Oral Instructions or the authorization given by an Authorized Person to effect such transaction. Custodian shall incur no liability to any Portfolio or the Trust in acting upon Oral Instructions. To the extent such Oral Instructions vary from any confirming Written Instructions, Custodian shall advise the Trust of such variance but unless confirming Written Instructions are timely received, such Oral Instructions shall govern.

     14.4 Addresses for Notices. Unless otherwise specified herein, all demands, notices, instructions, and other communications to be given hereunder shall be sent, delivered or given to the recipient at the address, or the relevant telephone number, set forth after its name hereinbelow:


                    If to the Trust:

                    PREMIER FUNDS
                    for Blue Chip Investor Fund
                    480 North Magnolia Avenue (Ste 103)
                    El Cajon, CA 92020
                    Attention: Treasurer and Secretary
                    Telephone: (619)588-9700
                    Facsimile: (619)588-9701


                    If to Custodian:

                    CUSTODIAL TRUST COMPANY
                    101 Carnegie Center
                    Princeton, New Jersey 08540-6231
                    Attention: Senior Vice President - Trust Operations
                    Telephone: (609) 951-2320
                    Facsimile: (609) 951-2327
or at such other address as either party hereto shall have provided to the other by notice given in accordance with this Section 14.4. Writing shall include transmissions by or through teletype, facsimile, central processing unit connection, on-line terminal and magnetic tape.


     14.5 Remote Clearance. With the prior consent in writing of Custodian, the Trust may give Remote Clearance Instructions (as defined hereinbelow) and Bulk Input Instructions (as defined hereinbelow) for the receipt, delivery or transfer of securities, provided that such Instructions are given in accordance with the procedures prescribed by Custodian from time to time as to content of instructions and their manner and timeliness of delivery by the Trust. Custodian shall be entitled to conclusively assume that all Remote Clearance Instructions and Bulk Input Instructions have been given by an Authorized Person, and Custodian is hereby irrevocably authorized to act in accordance therewith. For purposes of this Agreement, "Remote Clearance Instructions" means instructions that are input directly via a remote terminal which is located on the premises of the Trust, or of an investment adviser named in Exhibit C hereto, and linked to Custodian; and "Bulk Input Instructions" means instructions that are input by bulk input computer tape delivered to Custodian by messenger or transmitted to it via such transmission mechanism as the Trust and Custodian shall from time to time agree upon.


                                   ARTICLE XV
                                   TERMINATION


     Either party hereto may terminate this Agreement with respect to one or more of the Portfolios by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of the giving of such notice. Upon the date set forth in such notice this Agreement shall terminate with respect to each Portfolio specified in such notice, and Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on that date
(a) deliver directly to the successor custodian or its agents all securities (other than securities held in a Book-Entry System or Securities Depository) and other assets then owned by such Portfolio and held by Custodian as custodian, and (b) transfer any securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of such Portfolio, provided that such Portfolio shall have paid to Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled.


                                   ARTICLE XVI
                            LIMITATION OF LIABILITIES


     To the extent that Trustees of the Trust are regarded as entering into this Agreement, they do so only as trustees of the Trust and not individually. The obligations under this Agreement of the Trust or any Portfolio shall not be binding upon any trustee, officer or employee of the Trust individually, or upon any holder of Shares individually, but shall be binding only upon the assets and property of such Portfolio. Such trustees, officers, employees and holders, when acting in such capacities, shall not be personally liable under this Agreement, and Custodian shall look solely to the assets and property of each Portfolio for the performance of this Agreement with respect to such Portfolio and the payment of any claim against such Portfolio under this Agreement.

                                  ARTICLE XVII
                                  MISCELLANEOUS

     17.1 Business Days. Nothing contained in this Agreement shall require Custodian to perform any function or duty on a day other than a Business Day.

     17.2 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without regard to the conflict of law principles thereof.

     17.3 References to Custodian. The Trust shall not circulate any printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information for a Portfolio and such other printed matter as merely identifies Custodian as custodian for a Portfolio. The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

     17.4 No Waiver. No failure by either party hereto to exercise, and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof. The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

     17.5 Amendments. This Agreement cannot be changed orally and, except as otherwise provided herein with respect to the Exhibits attached hereto, no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

     17.6 Counterparts. This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

     17.7 Severability. If any provision of this Agreement shall be invalid, illegal or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

     17.8 Successors and Assigns. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party. Any purported assignment in violation of this Section 17.8 shall be void.

     17.9 Jurisdiction. Any suit, action or proceeding with respect to this Agreement may be brought in the Supreme Court of the State of New York, County of New York, or in the United States District Court for the Southern District of New York, and the parties hereto hereby submit to the non-exclusive jurisdiction of such courts for the purpose of any such suit, action or proceeding, and hereby waive for such purpose any other preferential jurisdiction by reason of their present or future domicile or otherwise.

     17.10 Headings. The headings of sections in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its representative thereunto duly authorized, all as of the day and year first above written.




                                                PREMIER FUNDS




                                                By: /s/ Ross C. Provence
                                                Name:  Ross C. Provence
                                                Title: President





                                                CUSTODIAL TRUST COMPANY




                                                By: /s/ Ben J. Szwalbenest
                                                Name:  Ben J. Szwalbenest
                                                Title: President

                                    EXHIBIT A

                                   PORTFOLIOS


         - BLUE CHIP INVESTOR FUND

                                    EXHIBIT B

                               AUTHORIZED PERSONS



     Set forth below are the names and specimen signatures of the persons authorized by the Trust to administer the Custody Accounts of the Portfolios.


     Name                              Signature

Ross C. Provence                  /s/ Ross C. Provence

Jeffrey R. Provence               /s/ Jeffrey R. Provence

                                    EXHIBIT C


                               INVESTMENT ADVISERS


BLUE CHIP INVESTOR FUND

         Investment Adviser: Check Capital Management, Inc.

                                    EXHIBIT D


                         APPROVED FOREIGN SUB-CUSTODIANS



BLUE CHIP INVESTOR FUND


Foreign Sub-custodian      Country(ies)

                                    EXHIBIT E


                      CUSTODY FEES AND TRANSACTION CHARGES



     Each Portfolio shall pay Custodian the following fees for assets maintained by such Portfolio and the following charges for transactions by such Portfolio, all such fees and charges to be payable monthly:

     (1) an annual fee equal to the greater of (i) $6,000 and (ii) the sum of the amounts obtained by applying per annum percentage rates to the value of the assets in the Custody Account of such Portfolio as follows:

- 0.04% (4 basis points) to the first $50 million, plus
- 0.02% (2 basis points) to the next $50 million, plus
- 0.015% (1 and 1/2 basis points) to the next $150 million, plus
- 0.01% (1 basis point) per annum to all amounts over $250 million,

with the value of such assets for this purpose being their average market value during the month for which such fee is charged;

     (2) a transaction charge of $12 for each receive or deliver of book-entry securities into or from the Custody Account of such Portfolio (but not for any such receive or deliver of (a) book-entry securities that settle in Euroclear or Clearstream or (b) book-entry securities loaned by such Portfolio or constituting collateral for a loan of securities, or any such receive or deliver in a repurchase transaction representing (a) a cash sweep investment for such Portfolio's account or (b) the investment by such Portfolio of cash collateral for a loan of securities), PLUS, in the case of such book-entry securities that are Foreign Assets, all charges and fees of the foreign sub-custodian and/or securities depository with which such Foreign Assets are placed and maintained by Custodian;

     (3) a transaction charge of $30 for each receive or deliver of book-entry securities into or from the Custody Account of such Portfolio that settle in Euroclear or Clearstream;

     (4) a transaction charge of $50 for each receive or deliver into or from such Portfolio's Custody Account of securities in physical form;

     (5) a transaction charge for each repurchase transaction in the Custody Account of such Portfolio which represents a cash sweep investment for such Portfolio's account, computed on the basis of a 360-day year and for the actual number of days such repurchase transaction is outstanding at a rate of 0.10% (ten basis points) per annum on the amount of the purchase price paid by such Portfolio in such repurchase transaction;

     (6) a charge of $7 for each "free" transfer of funds from the Custody Account of such Portfolio;

     (7) an administrative fee for each purchase in the Custody Account of such Portfolio of shares or other interests in a money market or other fund, which purchase represents a cash sweep investment for such Portfolio's account, computed for each day that there is a positive balance in such fund to equal 1/365th of 0.10% (ten basis points) on the amount of such positive balance for such day; and

     (8) a service charge for each holding of securities or other assets of such Portfolio that are sold by way of private placement or in such other manner as to require services by Custodian which in its reasonable judgment are materially in excess of those ordinarily required for the holding of publicly traded securities in the United States.

                                   EXHIBIT H.1


                          ACCOUNTING SERVICES AGREEMENT


     THIS AGREEMENT is made and entered into this 17 day of December, 2001 by and between Premier Funds, a registered management investment company (the "Fund"), and Mutual Shareholder Services LLC ("MSS") a Delaware Limited Liability Company.


                                    RECITALS:

     A. The Fund is a non-diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     B. MSS is a corporation experienced in providing accounting services to mutual funds and possesses facilities sufficient to provide such services; and

     C. The Fund desires to avail itself of the experience, assistance and facilities of MSS and to have MSS perform the Fund certain services appropriate to the operations of the Fund, and MSS is willing to furnish such services in accordance with the terms hereinafter set forth.

                                   AGREEMENTS:

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

     1.   DUTIES OF MSS.

     MSS will provide the Fund with the necessary office space, communication facilities and personnel to perform the following services for the Fund:

     (a) Timely calculate and transmit to NASDAQ the daily net asset value of each class of shares of each portfolio of the Fund, and communicate such value to the Fund and its transfer agent;


     (b) Maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act, as such rule or any successor rule may be amended from time to time ("Rule 31a-1"), that are applicable to the fulfillment of MSS's duties hereunder, as well as any other documents necessary or advisable for compliance with applicable regulations as may be mutually agreed to between the Fund and MSS. Without limiting the generality of the foregoing, MSS will prepare and maintain the following records upon receipt of information in proper form from the Fund or its authorized agents:

           o   Cash receipts journal
           o   Cash disbursements journal
           o   Dividend record
           o   Purchase and sales - portfolio securities journals
           o   Subscription and redemption journals
           o   Security ledgers
           o   Broker ledger
           o   General ledger
           o   Daily expense accruals
           o   Daily income accruals
           o   Securities and monies borrowed or loaned and collateral therefore
           o   Foreign currency journals
           o   Trial balances

     (c) Provide the Fund and its investment adviser with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time.


     (d) Provide all raw data available from its fund accounting system for the preparation by the Fund or its investment advisor of the following


                    1.   Semi-annual and annual financial statements;
                    2.   Semi-annual forms N-SAR;
                    3.   Annual tax returns;
                    4.   Financial data necessary to update form N-1A;
                    5.   Annual proxy statement.

          (e) Notwithstanding paragragh 1 (d), prepare the following:


                    1.   Semi-annual and annual financial statements;
                    2.   Semi-annual forms N-SAR;


          (f) Edgarize and file with the SEC the following:


                    1.   Semi-annual and annual financial statements;

                    2.   Semi-annual forms N-SAR;

                    3.   N-1A and other necessary filings.

     (g) Provide facilities to accommodate annual audit and any audits or examinations conducted by the Securities and Exchange Commission or any other governmental or quasi-governmental entities with jurisdiction. MSS shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

     2.   FEES AND EXPENSES.

     (a) In consideration of the services to be performed by MSS pursuant to this Agreement, the Fund agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit A.

     (b) In addition to the fees paid under paragraph (a) above, the Fund agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Fund will be reimbursed by the Fund.


     (c) The Fund agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice.


     3.   LIMITATION OF LIABILITY OF MSS.

     (a) MSS shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall not be liable to the Fund for any action taken or omitted by it in good faith without negligence, bad faith, willful misconduct or reckless disregard of its duties hereunder. It shall be entitled to rely upon and may act upon the accounting records and reports generated by the Fund, advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, and shall not be liable for any action reasonably taken or omitted pursuant to such records and reports or advice, provided that such action is not, to the knowledge of MSS, in violation of applicable federal or state laws or regulations, and provided further that such action is taken without negligence, bad faith, willful misconduct or reckless disregard of its duties.

     (b) Nothing herein contained shall be construed to protect MSS against any liability to the Fund to which MSS shall otherwise be subject by reason of willful misfeasance, bad faith, negligence in the performance of its duties to the Fund, reckless disregard of its obligations and duties under this Agreement or the willful violation of any applicable law.


     (c) Except as may otherwise be provided by applicable law, neither MSS nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of information furnished to MSS by the Fund or its authorized agents.

     4.   REPORTS.

     (a) The Fund shall provide to MSS on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to MSS during the preceding quarter was true, complete and correct in all material respects. MSS shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the

Fund shall hold MSS harmless in regard to any liability incurred by reason of the inaccuracy of such information.

     (b) Whenever, in the course of performing its duties under this Agreement, MSS determines, on the basis of information supplied to MSS by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, MSS shall promptly notify the Fund and its counsel of such violation.

     5.   ACTIVITIES OF MSS.

     The services of MSS under this Agreement are not to be deemed exclusive, and MSS shall be free to render similar services to others so long as its services hereunder are not impaired thereby.


     6.   ACCOUNTS AND RECORDS.

     The accounts and records maintained by MSS shall be the property of the Fund, and shall be surrendered to the Fund promptly upon request by the Fund in the form in which such accounts and records have been maintained or preserved. MSS agrees to maintain a back-up set of accounts and records of the Fund (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. MSS shall assist the Fund's independent auditors, or, upon approval of the Fund, any regulatory body, in any requested review of the Fund's accounts and records. MSS shall preserve the accounts and records as they are required to be maintained and preserved by Rule 31a-1.

     7.   CONFIDENTIALITY.

     MSS agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Fund.


     8.   TERM OF AGREEMENT.

     (a) This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement, without penalty, upon 90 days prior written notice.

     (b) Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movements of records and material will be borne by the Fund. Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

     9.   MISCELLANEOUS.

     (a) Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.


     (b) The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

     (c) This Agreement may be amended by the parties hereto only if such amendment is in writing and signed by both parties.

     (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

     (e) All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):


         To the Fund:                             To MSS:


         Premier Funds                            Mutual Shareholder Services
         480 North Magnolia Ave., Suite 103       8869 Brecksville Road, Suite C
         El Cajon, CA 92020                       Brecksville, OH 44141



     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


Premier Funds                                  Mutual Shareholder Services, LLC.


By:  /s/ Ross C. Provence                      By:  /s/ Gregory B. Getts


Its:  President                                Its:  President

                                   EXHIBIT H.2

                     FUND ADMINISTRATION SERVICING AGREEMENT



     THIS AGREEMENT is made and entered into as of December 14, 2001, by and among Premier Funds, an Ohio business trust (hereinafter referred to as the "Trust") and Premier Fund Solutions, Inc., a corporation organized under the laws of the State of California (hereinafter referred to as "PFS").


     WHEREAS, the Trust is an open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the Trust is authorized to create separate series, each with its own separate investment portfolio (each a "Fund");

     WHEREAS, PFS is, among other things, in the business of providing fund administration services for the benefit of its customers; and

     WHEREAS, the Trust desires to retain PFS to act as Administrator for each Fund of the Trust listed on Exhibit A attached hereto, as it may be amended from time to time.

     NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and PFS agree as follows:

1. Appointment of Administrator

     The Trust hereby appoints PFS as Administrator of the Trust on the terms and conditions set forth in this Agreement, and PFS hereby accepts such appointment and agrees to perform the services and duties set forth in this Agreement in consideration of the compensation provided for herein.

2. Duties and Responsibilities of PFS For Each Fund

  A. General Fund Management

    1. Act as liaison among all Fund service providers

    2. Supply:

     a. Corporate secretarial services

     b. Office facilities (which may be in PFS's or its affiliate's own offices)

     c. Non-investment-related statistical and research data as needed

    3. Coordinate board communication by:

     a. Establishing meeting agendas

     b. Preparing board reports based on financial and administrative data

     c. Evaluating independent auditor

     d. Securing and monitoring fidelity bond and director and officer liability coverage, and making the necessary SEC filings relating thereto

     e. Preparing minutes of meetings of the board and shareholders

     f. Recommend dividend declarations to the Board, prepare and distribute to appropriate parties notices announcing declaration of dividends and other distributions to shareholders

     g. Provide personnel to serve as officers of the Trust if so elected by the Board and attend Board meetings to present materials for Board review

    4. Audits

     a. Monitor appropriate schedules and assist independent auditors

     b. Provide information to SEC and facilitate audit process

     c. Provide office facilities

    5. Assist in overall operations of the Fund

    6. Monitor arrangements under shareholder services or similar plan

  B. Compliance

    1. Regulatory Compliance

     a. Monitor compliance with 1940 Act requirements, including:

       1) Asset diversification tests 2) Total return and SEC yield calculations
       3) Maintenance of books and records under Rule 31a-3
       4) Code of Ethics for the disinterested trustees of the Fund

     b. Monitor Fund's compliance with the policies and investment limitations of the Trust as set forth in its Prospectus and Statement of Additional Information

     c. Maintain awareness of applicable regulatory and operational service issues and recommend dispositions

    2. Blue Sky Compliance

     a. Monitor and file with the appropriate state securities authorities any and all required compliance filings relating to the registration of the securities of the Trust so as to enable the Trust to make a continuous offering of its shares in all states

     b. Monitor status and maintain registrations in each state

     c. Provide information regarding material developments in state securities regulation

    3. SEC Registration and Reporting

     a. Assist Trust counsel in updating Prospectus and Statement of Additional Information and in preparing proxy statements and Rule 24f-2 notices

     b. Prepare annual and semiannual reports, Form N-SAR filings and Rule 24f-2 notices

     c. Coordinate the printing, filing and mailing of publicly disseminated Prospectuses and reports

     d. File fidelity bond under Rule 17g-1

     e. File shareholder reports under Rule 30b2-1

     f. Monitor sales of each Fund's shares and ensure that such shares are properly registered with the SEC and the appropriate state authorities

     g. File Rule 24f-2 notices

     h. File Forms N-1A, Rule 497 filings and proxy statements as directed

    4. IRS Compliance

     a. Monitor Company's status as a regulated investment company under Subchapter M, including without limitation, review of the following:

       1) Asset diversification requirements
       2) Qualifying income requirements
       3) Distribution requirements

     b. Monitor required distributions (including excise tax distributions)

  C. Financial Reporting

    1. Provide financial data required by each Fund's Prospectus and Statement of Additional Information;

    2. Monitor financial reports for officers, shareholders, tax authorities, performance reporting companies, the board, the SEC, and independent auditors;

    3. Supervise each Fund's Custodian and Accountants in the maintenance of each Fund's general ledger and in the preparation of each Fund's financial statements, including oversight of expense accruals and payments, of the determination of net asset value of each Fund's net assets and of each Fund's shares, and of the declaration and payment of dividends and other distributions to shareholders;

    4. Monitor the yield, total return and expense ratio of each class of each Fund, and each Fund's portfolio turnover rate; and

    5. Monitor the expense accruals and notify Trust management of any proposed adjustments.

    6. Monitor monthly financial statements, which will include without limitation the following items:

            Schedule of Investments
            Statement of Assets and Liabilities
            Statement of Operations
            Statement of Changes in Net Assets
            Cash Statement
            Schedule of Capital Gains and Losses

    7. Monitor quarterly broker security transaction summaries.

  D. Tax Reporting

    1. Monitor filings of appropriate federal and state tax returns including, without limitation,

Forms 1120/8610 with any necessary schedules

    2. Monitor state income breakdowns where relevant

    3. Monitor Form 1099 Miscellaneous for payments to trustees and other service providers

    4. Monitor wash losses

    5. Monitor calculations of eligible dividend income for corporate shareholders

3. Compensation

     The Trust, on behalf of each Fund, agrees to pay PFS for the performance of the duties listed in this Agreement, the fees and out-of-pocket expenses as set forth in the attached Exhibit A.

     These fees may be changed from time to time, subject to mutual written Agreement of the parties.

     The Trust agrees to pay all fees and reimbursable expenses within ten (10) business days following the receipt of the billing notice.

4. Performance of Service; Limitation of Liability

     A. PFS shall exercise reasonable care in the performance of its duties under this Agreement. PFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with matters to which this Agreement relates, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond PFS's control, except a loss arising out of or relating to PFS's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence, or willful misconduct on its part in the performance of its duties under this Agreement. Notwithstanding any other provision of this Agreement, if PFS has exercised reasonable care in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless PFS from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys'
fees) which PFS may sustain or incur or which may be asserted against PFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder, except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to PFS's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence or from willful misconduct on its part in performance of its duties under this Agreement, (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to PFS by any duly authorized officer of the Trust, such duly authorized officer to be included in a list of authorized officers furnished to PFS and as amended from time to time in writing by resolution of the Board of Trustees of the Trust.

     PFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys'
fees) which the Trust may sustain or incur or which may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by PFS as a result of PFS's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct.

     In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, PFS shall take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond PFS's control. PFS will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of PFS. PFS agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Trust shall be entitled to inspect PFS's premises and operating capabilities at any time during regular business hours of PFS, upon reasonable notice to PFS.

     B. In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation which presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim which may be the subject of this indemnification. In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor's prior written consent.

     C. PFS is hereby expressly put on notice of the limitation of shareholder, Trustee, officer, employee or agent liability as set forth in the Declaration of Trust of the Trust and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one or more Funds, the obligations hereunder shall be limited to the respective assets of such Fund. PFS further agrees that it shall not seek satisfaction of any such obligation from any shareholder of a Fund, nor from any Trustee, officer, employee or agent of the Trust.

5. Proprietary and Confidential Information

     PFS agrees on behalf of itself and its directors, officers, and employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present, or potential shareholders of the Trust (and clients of said shareholders), and not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval may not be withheld where PFS may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

6. Term of Agreement

     This Agreement shall become effective as of the date hereof and will continue in effect for a period of one year. During the initial one year term of this Agreement, if the Trust terminates any services with PFS, the Trust agrees to compensate PFS an amount equal to the fees remaining under the initial one year Agreement. Subsequent to the initial one year term, this Agreement may be terminated by either party upon giving ninety (90) days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties. However, this Agreement may be amended by mutual written consent of the parties.

7. Records

     PFS shall keep records relating to the services to be performed hereunder, in the form and manner, and for such period as it may deem advisable and is agreeable to the Trust but not inconsistent with the rules and regulations of appropriate government authorities, in particular, Section 31 of the 1940 Act and the rules thereunder. PFS agrees that all such records prepared or maintained by PFS relating to the services to be performed by PFS hereunder are the property of the Trust and will be preserved, maintained, and made available in accordance with such section and rules of the 1940 Act and will be promptly surrendered to the Trust on and in accordance with its request.

8. Governing Law

     This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the State of California. However, nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

9. Duties in the Event of Termination

     In the event that, in connection with termination, a successor to any of PFS's duties or responsibilities hereunder is designated by the Trust by written notice to PFS, PFS will promptly, upon such termination and at the expense of the Trust, transfer to such successor all relevant books, records, correspondence, and other data established or maintained by PFS under this Agreement in a form reasonably acceptable to the Trust (if such form differs from the form in which PFS has maintained, the Trust shall pay any expenses associated with transferring the data to such form), and will cooperate in the transfer of such duties and responsibilities, including provision for assistance from PFS's personnel in the establishment of books, records, and other data by such successor.

10. No Agency Relationship

     Nothing herein contained shall be deemed to authorize or empower PFS to act as agent for the Trust, or to conduct business in the name of, or for the account of theTrust.

11. Data Necessary to Perform Services

     The Trust or its agent, which may be PFS, shall furnish to PFS the data necessary to perform the services described herein at times and in such form as mutually agreed upon if PFS is also acting in another capacity for the Trust, nothing herein shall be deemed to relieve PFS of any of its obligations in such capacity.

12. Notices

     Notices of any kind to be given by either party to the other party shall be in writing and shall be duly given if mailed or delivered as follows:

Notice to PFS shall be sent to:

              Premier Fund Solutions, Inc.
              480 North Magnolia Avenue, Suite 103
              El Cajon, CA 92020

and notice to the Trust shall be sent to:

              Premier Funds
              480 North Magnolia Avenue, Suite 103
              El Cajon, CA 92020



IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer or one or more counterparts as of the day and year first written above.



                                                 PREMIER FUND SOLUTIONS, INC


                                                 By: /s/ Jeffrey R. Provence

                                                 Its: President



                                                 PREMIER FUNDS


                                                 By: /s/ Ross C. Provence

                                                 Its: President

                               Fund Administration
                                  Fee Schedule



Exhibit A





Name Of Series                                                Date Added
Blue Chip Investors Fund                                      12/17/2001

Annual fee based upon average assets:

         7 basis points on first $200 million
         5 basis points on next $500 million
         3 basis points on the balance

Minimum monthly fee: $2,000

Plus out-of pocket expense reimbursements, including but not limited to:

              Proxies
              Special reports
              Printing of Annual Prospectus, SAI, Annual and Semi-Annual Reports Federal and state regulatory filing fees Certain insurance premiums Expenses from board of trustees meetings Auditing expenses Legal expenses

Fees and out-of-pocket expense reimbursements are billed monthly

                                    EXHIBIT I

                                  LEGAL OPINION


December 21, 2001

Premier Funds
480 North Magnolia Avenue
Suite 103
El Cajon, California  92020

              Re: Funds, File Nos. 333-73104 and 811-10571

Gentlemen:

     This letter is in response to your request for our opinion in connection with the filing of Pre-Effective Amendment No. 1 to the Registration Statement, File Nos. 333-73104 and 811-10571 (the "Registration Statement"), of Premier Funds (the "Trust").

     We have examined a copy of the Trust's Agreement and Declaration of Trust, the Trust's By-laws, the Trust's record of the various actions by the Trustees thereof, and all such agreements, certificates of public officials, certificates of officers and representatives of the Trust and others, and such other documents, papers, statutes and authorities as we deem necessary to form the basis of the opinion hereinafter expressed. We have assumed the genuineness of the signatures and the conformity to original documents of the copies of such documents supplied to us as copies thereof.

     Based upon the foregoing, we are of the opinion that, after Pre-Effective Amendment No. 1 is effective for purposes of applicable federal and state securities laws, the shares of the Blue Chip Investor Fund, if issued in accordance with the then current Prospectus and Statement of Additional Information of the Fund, will be legally issued, fully paid and non-assessable.

     We herewith give you our permission to file this opinion with the Securities and Exchange Commission as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.

                                                     Very truly yours,

                                                     /s/

                                                     Thompson Hine LLP

                                    EXHIBIT J

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


As independent public accountants, we hereby consent to the use of our report dated December 18, 2001, in this Pre-effective Amendment No. 1 to the Registration Statement for Premier Funds (SEC File Nos. 811-10571 and 333-73104) and to all references to our firm included in or made a part of this Amendment.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 18, 2001

                                    EXHIBIT L


           SUBSCRIPTION AGREEMENT BETWEEN THE TRUST AND THE INVESTORS


                             BLUE CHIP INVESTOR FUND
                                 A SERIES OF THE
                                  PREMIER FUNDS



                           LETTER OF INVESTMENT INTENT


                                December 14, 2001


To the Board of Trustees of the Premier Funds:


     The undersigned (the "Purchaser") hereby subscribes to purchase a beneficial interest ("Interest") of the Blue Chip Investor Fund, a series of the Premier Funds, in the amount of one hundred thousand dollars ($100,000.00) for one thousand (1,000) shares at net asset value of one hundred dollars ($100.00) per share, in consideration for which the Purchase agrees to transfer to you upon demand cash in the amount of one hundred thousand dollars ($100,000.00).


     The Purchaser agrees that the Interest is being purchases for investment purposes only and with no present intention of reselling or redeeming said Interest.


                                                    Check Family Trust
                                                    Dated January 23, 2001


                                                    /s/ Steven G. Check
                                                    By: Steven Check, Trustee


                                                    /s/ Donna L. Check
                                                    By: Donna L. Check, Trustee

                                    EXHIBIT P

                                 CODE OF ETHICS

                                 PREMIER FUNDS &

                         CHECK CAPITAL MANAGEMENT, INC.

                       I. Statement of General Principles

     This Code of Ethics has been adopted by Premier Funds (the "Trust") and Check Capital Management, Inc., the investment adviser (the "Adviser") to the Blue Chip Investor Fund a series of Premier Funds, for the purpose of instructing all employees, officers, directors and trustees of the Trust and/or the Adviser in their ethical obligations and to provide rules for their personal securities transactions. All such employees, officers, directors and trustees owe a fiduciary duty to the Trust and its shareholders. A fiduciary duty means a duty of loyalty, fairness and good faith towards the Trust and its shareholders, and the obligation to adhere not only to the specific provisions of this Code but to the general principles that guide the Code. These general principles are:

          The duty at all times to place the interests of the Trust and its shareholders first;

          The requirement that all personal securities transactions be conducted in a manner consistent with the Code of Ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual's position of trust and responsibility; and

          The fundamental standard that such employees, officers, directors and trustees should not take inappropriate advantage of their positions, or of their relationship with the Trust or its shareholders.

     It is imperative that the personal trading activities of the employees, officers, directors and trustees of the Trust and the Adviser, respectively, be conducted with the highest regard for these general principles in order to avoid any possible conflict of interest, any appearance of a conflict, or activities that could lead to disciplinary action. This includes executing transactions through or for the benefit of a third party when the transaction is not in keeping with the general principles of this Code. All personal securities transactions must also comply with the Securities & Exchange Commission's Rule 17j-1. Under this rule, no Employee may:

          employ any device, scheme or artifice to defraud the Trust or any of its shareholders;

          make to the Trust or any of its shareholders any untrue statement of a material fact or omit to state to such client a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

          engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or any of its shareholders; or engage in any manipulative practice with respect to the Trust or any of its shareholders.

                                 II. Definitions

     A.   Advisory   Employees:   Employees   who   participate   in   or   make
recommendations with respect to the purchase or sale of securities.

     B. Beneficial Interest: ownership or any benefits of ownership, including the opportunity to directly or indirectly profit or otherwise obtain financial benefits from any interest in a security.

     C.   Compliance   Officer:   Ross  C.   Provence   or  a  majority  of  the
Disinterested Trustees.

     D. Disinterested Trustees: trustees whose affiliation with the Trust is solely by reason of being a trustee of the Trust.

     E. Employee Account: each account in which an Employee or a member of his or her family has any direct or indirect Beneficial Interest or over which such person exercises control or influence, including, but not limited to, any joint account, partnership, corporation, trust or estate. An Employee's family members include the Employee's spouse, minor children, any person living in the home of the Employee and any relative of the Employee (including in-laws) to whose support an Employee directly or indirectly contributes.

     F. Employees: the employees, officers, and trustees of the Trust and the employees, officers and directors of the Adviser, including Advisory Employees.

     G. Exempt Transactions: transactions which are 1) effected in an amount or in a manner over-which the Employee has no direct or indirect influence or control, 2) pursuant to a systematic dividend reinvestment plan, systematic cash purchase plan or systematic withdrawal plan, 3) in connection with the exercise or sale of rights to purchase additional securities from an issuer and granted by such issuer pro-rata to all holders of a class of its securities, 4) in connection with the call by the issuer of a preferred stock or bond, 5) pursuant to the exercise by a second party of a put or call option, 6) closing transactions no more than five business days prior to the expiration of a related put or call option, 7) with respect to affiliated registered open-end investment companies.

     H.   Funds Blue Chip Investor Fund, a series of the Trust.

     I. Related Entity: a partnership or other entity 1) in which persons unaffiliated with the Adviser or any Employee (and not otherwise subject to this Code) participate and 2) to which the Adviser or an Employee acts as adviser, general partner or other fiduciary.

     J. Related Securities: securities issued by the same issuer or issuer under common control, or when either security gives the holder any contractual rights with respect to the other security, including options, warrants or other convertible securities.

     K. Securities: any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit sharing agreement, collateral-trust certificate, pre-organization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas or other mineral rights, or, in general, any interest or instrument commonly known as a "security," or any certificate or interest or participation in temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase (including options) any of the foregoing; except for the following: 1) securities issued by the government of the United States, 2) bankers' acceptances, 3) bank certificates of deposit,
4) commercial paper, and 5) shares  of registered open-end investment companies.

     L. Securities Transaction: the purchase or sale, or any action to accomplish the purchase or sale, of a Security for an Employee Account.

                       III. Personal Investment Guidelines

     A. Personal Accounts:

     1 . The Personal Investment Guidelines in this Section III do not apply to Exempt Transactions. Employees must remember that regardless of the transaction's status as exempt or not exempt, the Employee's fiduciary obligations remain unchanged.

     2. While trustees of the Trust are subject at all times to the fiduciary obligations described in this Code, the Personal Investment Guidelines and Compliance Procedures in Sections III and IV of this Code apply to Disinterested Trustees only if the trustee knew, or in the ordinary course of fulfilling the duties of that position, should have known, that during the fifteen days immediately preceding or after the date of the trustee's transaction that the same Security or a Related Security was or was to be purchased or sold for the Fund or that such purchase or sale for the Fund was being considered, in which case such Sections apply only to such transaction.

     3. A Securities Transaction effected on behalf of a Related Entity is subject to this Code because the Adviser or an Employee has an interest in the Related Entity. While the Adviser and each Employee is subject at all times to the fiduciary obligations described in this. Code, paragraphs 4 and 5 of this
Section III do not apply to a Securities Transaction effected on behalf of a Related Entity.

     4. Except as provided in paragraph 3 of this Section III, Employees may not execute a Securities Transaction on a day during which a purchase or sell order in that same Security or a Related Security is pending for the Fund unless the Securities Transaction is combined ("blocked") with the Fund's transaction. Securities Transactions executed in violation of this prohibition shall be unwound or, if not possible or practical, the Employee must disgorge to the

Fund the value received by the Employee due to any favorable price differential received by the Employee. For example, if the Employee buys 100 shares at $10 per share, and the Fund buys 1000 shares at $11 per share, the Employee will pay $100 (100 shares x $1 differential) to the Fund.

     5. Except as provided in paragraph 3 on this Section III, an Advisory Employee may not execute a Securities Transaction within seven (7) calendar days before or after a transaction in the same Security or a Related Security has been executed on behalf of the Fund, unless (a) the transactions are executed on the same day and blocked; (b) the Advisory Employee sells the same Security after the Fund sells the Security; or (c) the Advisory Employee purchases the same Security after the Fund purchases the Security. If the Compliance Officer determines that a transaction has violated this prohibition, the transaction shall be unwound or, if not possible or practical, the Employee must disgorge to the Fund the value received by the Employee due to any favorable price differential received by the Employee.

     6. In connection with a private placement acquisition the Employee must pre- clear the acquisition with the Compliance Officer. The Compliance Officer will take into account, among other factors, whether the investment opportunity should be reserved for the Fund, and whether the opportunity is being offered to the Employee by virtue of the Employee's position with the Trust or the Adviser. If authorized, the Compliance Officer shall retain a record of the authorization and the rationale supporting the authorization. Employees who have been authorized to acquire securities in a private placement will, in connection therewith, be required to disclose that investment if and when the Employee takes part in any subsequent investment in the same issuer. In such circumstances, the determination to purchase Securities of that issuer on behalf of the Fund will be subject to an independent review by personnel of the Adviser with no personal interest in the issuer.

     7. Employees are prohibited from acquiring any Securities in an initial public offering without pre clearance by the Compliance Officer.

     B. Other Restrictions:

     1. Employees are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization by the Compliance Officer. The consideration of prior authorization will be based upon a determination that the board service will be consistent with the interests of the Trust and the Funds' shareholders. In the event that board service is authorized, Employees serving as directors will be isolated from other Employees making investment decisions with respect to the securities of the company in question.

     2. No Employee may accept from a customer or vendor an amount in excess of $200 per year in the form of gifts or gratuities, or as compensation for services. If there is a question regarding receipt of a gift, gratuity or compensation, it is to be reviewed by the Compliance Officer.

                            IV. Compliance Procedures

     A. Employee Disclosure:

     1. Within ten (10) days of commencement of employment with the Trust or the Adviser, each Employee must certify that he or she has read and understands this Code and recognizes that he or she is subject to it, and must disclose the following information as of the date the person became an Employee: a) the title, number of shares and principal amount of each Security in which the Employee has a Beneficial Interest when the person became an Employee, b) the name of any broker/dealer with whom the Employee maintained an account when the person became an Employee, and c) the date the report is submitted.

     2. Annually, each Employee must certify that he or she has read and understands this Code and recognizes that he or she is subject to it, that he or she has complied with the requirements of this Code and has disclosed or reported all personal Securities Transactions required to be disclosed or reported pursuant to the requirements of this Code. In addition, each Employee shall annually provide the following information (as of a date no more than 30 days before the report is submitted): a) the title, number of shares and principal amount of each Security in which the Employee had any Beneficial Interest, b) the name of any broker, dealer or bank with whom the Employee maintains an account in which any Securities are held for the direct or indirect benefit of the Employee, and 3) the date the report is submitted.

     B. Compliance:

     1. All Employees must provide copies of all broker confirmations and periodic account statements to the Compliance Officer. Each Employee must report, no later than ten (10) days after the close of each calendar quarter, on the Securities Transaction Report form provided by the Trust or the Adviser, all transactions in which the Employee acquired any direct or indirect Beneficial Interest in a Security, including Exempt Transactions but excluding transactions effected on behalf of a Related Entity, and certify that he or she has reported all transactions required to be disclosed pursuant to the requirements of this Code.

     2. The Compliance Officer will, on a quarterly basis, check the trading confirmations provided by brokers to verify that the Employee has not violated the Code. The Employee's annual disclosure of Securities holdings will be reviewed by the Compliance Officer for compliance with this Code, including transactions that reveal a pattern of trading inconsistent with this Code.

     3. If an Employee violates this Code, the Compliance Officer will report the violation to management personnel of the Trust and the Adviser for appropriate remedial action which, in addition to the actions specifically delineated in other sections of this Code, may include a reprimand of the Employee, or suspension or termination of the Employee's relationship with the Trust and or the Adviser.

     4. For purposes of reviewing the Securities Transactions permitted by paragraph 3 of Section III, the Compliance Officer will, on a quarterly basis, provide the Disinterested Trustees with a report which discloses all Securities Transactions effected on behalf of a Related Entity if the Fund sold or purchased the same Security or Related Security on the same day. The report to will disclose, for the Fund transaction and the Related Entity transaction, the name of the broker, number of shares, commission and price paid. The Compliance Officer will also disclose to the Disinterested Trustees the name of each Related Entity and the percentage of each Related Entity not owned by Employees or the Adviser, and report to the Disinterested Trustees any material change in such information.

     5. The management personnel of the Trust and the Adviser will prepare an annual report to the Trust's board of trustees that summarizes existing procedures and any changes in the procedures made during the past year. The report will identify any violations of this Code, any significant remedial action during the past year and any recommended procedural or substantive changes to this Code based on management's experience under this Code, evolving industry practices or legal developments.

                                    EXHIBIT Q

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS:

     WHEREAS, Premier Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), periodically files amendments to its Registration Statement with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended; and

     WHEREAS, the undersigned is the President and a Trustee of the Trust;

     NOW, THEREFORE, the undersigned hereby constitutes and appoints JEFFREY R. PROVENCE his attorneys for him and in his name, place and stead, and in his office and capacity in the Trust, to execute and file any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorney full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorney may or shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13 day of December, 2001.


                                                     /s/ Rosss C. Provence
                                                      ----------------------
                                                     Ross C. Provence
                                                     President and Trustee


STATE OF CALIFORNIA                         )
                                            )        ss:
COUNTY OF SAN DIEGO                         )

     Before me, a Notary Public, in and for said county and state, personally appeared Ross C. Provence, known to me to be the person described in and who executed the foregoing instrument, and who acknowledged to me that he executed and delivered the same for the purposes therein expressed.

         WITNESS my hand and official seal this 13th day of December, 2001.


                                                 /s/ Allen C. Brown
                                                 ------------------
                                                 Notary Public


                                                 My commission expires: 9-17-04
                                                                       --------

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS:

     WHEREAS, Premier Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), periodically files amendments to its Registration Statement with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended; and

     WHEREAS, the undersigned is the Treasurer and a Trustee of the Trust;

     NOW, THEREFORE, the undersigned hereby constitutes and appoints ROSS C. PROVENCE his attorney for him and in his name, place and stead, and in his office and capacity in the Trust, to execute and file any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorney full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorney may or shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13 day of December, 2001.


                                                     /s/ Jeffrey R. Provence
                                                     -----------------------
                                                     Jeffrey R. Provence
                                                     Treasurer and Trustee


STATE OF CALIFORNIA                         )
                                            )        ss:
COUNTY OF SAN DIEGO                         )

         Before me, a Notary Public, in and for said county and state, personally appeared Jeffrey R. Provence, known to me to be the person described in and who executed the foregoing instrument, and who acknowledged to me that he executed and delivered the same for the purposes therein expressed.

         WITNESS my hand and official seal this 13th day of December, 2001.


                                                 /s/ Allen C. Brown
                                                 ------------------
                                                 Notary Public


                                                 My commission expires: 9-17-04
                                                                        -------

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS:

     WHEREAS, Premier Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), periodically files amendments to its Registration Statement with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended; and

     WHEREAS, the undersigned is a Trustee of the Trust;

     NOW, THEREFORE, the undersigned hereby constitutes and appoints JEFFREY R. PROVENCE and ROSS C. PROVENCE, and each of them, his attorneys for him and in his name, place and stead, and in his office and capacity in the Trust, to execute and file any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13 day of December, 2001.


                                                     /s/ Allen C. Brown
                                                     ------------------
                                                     Allen C. Brown
                                                     Trustee


STATE OF CALIFORNIA                         )
                                            )        ss:
COUNTY OF SAN DIEGO                         )

     Before me, a Notary Public, in and for said county and state, personally appeared Allen C. Brown, known to me to be the person described in and who executed the foregoing instrument, and who acknowledged to me that he executed and delivered the same for the purposes therein expressed.

         WITNESS my hand and official seal this 13th day of December, 2001.


                                                /s/ Lorraine C. Wammack
                                                -----------------------
                                                Notary Public


                                                My commission expires: 8-18-04
                                                                       -------

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS:

     WHEREAS, Premier Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), periodically files amendments to its Registration Statement with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended; and

     WHEREAS, the undersigned is a Trustee of the Trust;

     NOW, THEREFORE, the undersigned hereby constitutes and appoints JEFFREY R. PROVENCE and ROSS C. PROVENCE, and each of them, his attorneys for him and in his name, place and stead, and in his office and capacity in the Trust, to execute and file any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13 day of December, 2001.


                                                     /s/ George Cossolias
                                                     --------------------
                                                     George Cossolias
                                                     Trustee


STATE OF CALIFORNIA                         )
                                            )        ss:
COUNTY OF SAN DIEGO                         )

     Before me, a Notary Public, in and for said county and state, personally appeared George Cossolias, known to me to be the person described in and who executed the foregoing instrument, and who acknowledged to me that he executed and delivered the same for the purposes therein expressed.

         WITNESS my hand and official seal this 13th day of December, 2001.


                                                /s/ Allen C. Brown
                                                ------------------
                                                Notary Public


                                                My commission expires: 9-17-04
                                                                       -------

                                POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS:

     WHEREAS, Premier Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), periodically files amendments to its Registration Statement with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended; and

     NOW, THEREFORE, the undersigned hereby constitutes and appoints JEFFREY R. PROVENCE and ROSS C. PROVENCE, and each of them, its attorneys for it and in its name, place and stead, and in its office and capacity in the Trust, to execute and file any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as it might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the Trust has caused its name to be subscribed hereto by the President this 13 day of December, 2001.

ATTEST:                                          PREMIER FUNDS



By: /s/ Jeffrey R. Provence                      By: /s/ Ross C. Provence
    ------------------------                     --------------------
Jeffrey R. Provence, Secretary                   Rosss C. Provence, President


STATE OF CALIFORNIA                 )
                                    )        ss:
COUNTY OF SAN DIEGO                 )

     Before me, a Notary Public, in and for said county and state, personally appeared Ross C. Provence, President and Jeffrey R. Provence, Secretary, who represented that they are duly authorized in the premises, and who are known to me to be the persons described in and who executed the foregoing instrument, and they duly acknowledged to me that they executed and delivered the same for the purposes therein expressed.

     WITNESS my hand and official seal this 13th day of December, 2001.


                                                 /s/ Allen C. Brown
                                                 ------------------
                                                 Notary Public


                                                 My commission expires: 9-17-04
                                                                        -------

                                   CERTIFICATE



     The undersigned, Secretary of Premier Funds, hereby certifies that the following resolution was duly adopted by a majority of the Board of Trustees at a meeting held December 13, 2001, and is in full force and effect:

                    "WHEREAS, Premier Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), periodically files amendments to its Registration Statement with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended;

                    NOW, THEREFORE, the undersigned hereby constitutes and appoints JEFFREY R. PROVENCE and ROSS C. PROVENCE, and each of them, its attorneys for it and in its name, place and stead, to execute and file any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as it might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof."




Dated:  December 13, 2001                   /s/ Jeffrey R. Provence
                                             -----------------------
                                            Jeffrey R. Provence, Secretary
                                            Premier Funds